ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Common Stocks (0.00%)
Advertising & Marketing (0.00%)
AppLovin Corp., Class A(a)	11,309	$ 7,620,231
Omnicom Group Inc.	133,915	10,813,636
Trade Desk Inc., The, Class A(a)	100	3,796
		18,437,663
Aerospace & Defense (0.00%)
Axon Enterprise Inc.(a)	1,500	851,895
General Dynamics Corp.	32,000	10,773,120
General Electric Co.	6,400	1,971,392
Lockheed Martin Corp.	30,700	14,848,669
		28,445,076
Apparel & Textile Products (0.00%)
Tapestry Inc.	196,300	25,081,251
VF Corp.	100	1,808
		25,083,059
Asset Management (0.00%)
Ameriprise Financial Inc.	21,900	10,738,446
Blackstone Inc.	100	15,414
Charles Schwab Corp., The	100	9,991
Franklin Resources Inc.	323,400	7,726,026
Invesco Ltd.	944,800	24,819,896
Janus Henderson Group PLC	419,700	19,965,129
KKR & Co. Inc.	100	12,748
Robinhood Markets Inc., Class A(a)	55,203	6,243,459
		69,531,109
Automotive (0.00%)
Tesla Inc.(a)	222,400	100,017,728
Banking (0.00%)
Bank of America Corp.	122,800	6,754,000
Citigroup Inc.	163,500	19,078,815
Citizens Financial Group Inc.	100	5,841
Comerica Inc.	41,600	3,616,288
Cullen/Frost Bankers Inc.	100,900	12,776,967
Fifth Third Bancorp	12,000	561,720
Huntington Bancshares Inc.	100	1,735
JPMorgan Chase & Co.	170,900	55,067,398
KeyCorp	103,600	2,138,304
M&T Bank Corp.	62,000	12,491,760
Regions Financial Corp.	100	2,710
Truist Financial Corp.	100	4,921
US Bancorp	100	5,336
Wells Fargo & Co.	1,359,500	126,705,400
Zions Bancorp NA	100	5,854
		239,217,049
Beverages (0.00%)
Coca-Cola Co., The	745,000	52,082,950
PepsiCo Inc.	283,300	40,659,216
		92,742,166
Biotechnology & Pharmaceuticals (0.00%)
AbbVie Inc.	612,600	139,972,974
	Shares	Value
Common Stocks (Cont.)
Biotechnology & Pharmaceuticals (Cont.)
Amgen Inc.	100,885	$ 33,020,669
Bristol-Myers Squibb Co.	136,800	7,378,992
Eli Lilly & Co.	233,400	250,830,312
Gilead Sciences Inc.	172,300	21,148,102
Johnson & Johnson	2,125,520	439,876,364
Merck & Co. Inc.	128,150	13,489,069
Pfizer Inc.	2,593,932	64,588,907
Zoetis Inc.	741,796	93,332,773
		1,063,638,162
Cable & Satellite (0.00%)
Comcast Corp., Class A	11,100	331,779
Chemicals (0.00%)
Air Products and Chemicals Inc.	724,900	179,064,798
Ecolab Inc.	4,200	1,102,584
International Flavors & Fragrances Inc.	524,541	35,348,818
Linde PLC	5,100	2,174,589
		217,690,789
Commercial Support Services (0.00%)
Automatic Data Processing Inc.	109,900	28,269,577
Cintas Corp.	79,300	14,913,951
H&R Block Inc.	553,300	24,112,814
Paychex Inc.	2,100	235,578
		67,531,920
Computers (0.00%)
Super Micro Computer Inc.(a)	20,000	585,400
Construction Materials (0.00%)
Vulcan Materials Co.	844,800	240,953,856
Consumer Services (0.00%)
Grand Canyon Education Inc.(a)	7,100	1,180,801
Containers & Packaging (0.00%)
AptarGroup Inc.	391,597	47,759,170
Packaging Corp of America	51,500	10,620,845
		58,380,015
Diversified Industrials (0.00%)
3M Co.	91,900	14,713,190
Emerson Electric Co.	126,400	16,775,808
Illinois Tool Works Inc.	652,300	160,661,490
		192,150,488
E-Commerce Discretionary (0.00%)
Amazon.com Inc.(a)	811,900	187,402,758
eBay Inc.	26,300	2,290,730
Etsy Inc.(a)	100	5,544
		189,699,032
Electric Utilities (0.00%)
AES Corp., The	1,319,600	18,923,064
Brookfield Renewable Corp.	239,600	9,186,264

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Electric Utilities (Cont.)
Clearway Energy Inc., Class C	283,700	$ 9,435,862
Consolidated Edison Inc.	126,200	12,534,184
Constellation Energy Corp.	3,400	1,201,118
Duke Energy Corp.	82,800	9,704,988
Edison International	251,900	15,119,038
Evergy Inc.	136,000	9,858,640
NRG Energy Inc.	2,300	366,252
OGE Energy Corp.	287,800	12,289,060
Public Service Enterprise Group Inc.	24,100	1,935,230
Southern Co., The	156,800	13,672,960
Vistra Corp.	32,900	5,307,757
		119,534,417
Electrical Equipment (0.00%)
AMETEK Inc.	7,400	1,519,294
GE Vernova Inc.	46,600	30,456,362
Generac Holdings Inc.(a)	100	13,637
Rockwell Automation Inc.	10,300	4,007,421
Vertiv Holdings Co., Class A	109,100	17,675,291
		53,672,005
Entertainment Content (0.00%)
Electronic Arts Inc.	18,800	3,841,404
Netflix Inc.(a)	682,000	63,944,320
Paramount Skydance Corp., Class B	100	1,340
Take-Two Interactive Software Inc.(a)	2,500	640,075
Walt Disney Co., The	1,885,840	214,552,017
Warner Bros Discovery Inc.(a)	100	2,882
		282,982,038
Food (0.00%)
Ingredion Inc.	100,900	11,125,234
McCormick & Co. Inc.	856,600	58,343,026
		69,468,260
Gas & Water Utilities (0.00%)
National Fuel Gas Co.	101,800	8,150,108
UGI Corp.	549,500	20,567,785
		28,717,893
Health Care Facilities & Services (0.00%)
Cardinal Health Inc.	54,400	11,179,200
Cencora Inc.	21,700	7,329,175
Chemed Corp.	14,100	6,032,826
Encompass Health Corp.	12,100	1,284,294
McKesson Corp.	20,000	16,405,800
Medpace Holdings Inc.(a)	5,500	3,089,075
UnitedHealth Group Inc.	11,500	3,796,265
		49,116,635
	Shares	Value
Common Stocks (Cont.)
Home & Office Products (0.00%)
HNI Corp.	1,235,100	$ 51,923,604
Scotts Miracle-Gro Co., The	111,500	6,506,025
		58,429,629
Household Products (0.00%)
Clorox Co., The	70,800	7,138,764
Colgate-Palmolive Co.	367,600	29,047,752
Kenvue Inc.	1,427,196	24,619,131
Procter & Gamble Co., The	674,755	96,699,139
		157,504,786
Institutional Financial Services (0.00%)
Cboe Global Markets Inc.	38,700	9,713,700
CME Group Inc.	3,900	1,065,012
Coinbase Global Inc., Class A(a)	22,120	5,002,217
Goldman Sachs Group Inc., The	4,100	3,603,900
Intercontinental Exchange Inc.	49,900	8,081,804
Jefferies Financial Group Inc.	86,700	5,372,799
Morgan Stanley	7,200	1,278,216
Northern Trust Corp.	20,600	2,813,754
		36,931,402
Insurance (0.00%)
Allstate Corp., The	24,500	5,099,675
American Financial Group Inc.	65,100	8,897,868
Assurant Inc.	65,200	15,703,420
Berkshire Hathaway Inc., Class B(a)	10,100	5,076,765
Equitable Holdings Inc.	245,800	11,712,370
Hartford Insurance Group Inc., The	54,400	7,496,320
Lincoln National Corp.	187,200	8,336,016
Loews Corp.	69,100	7,276,921
Old Republic International Corp.	175,700	8,018,948
Willis Towers Watson PLC	47,200	15,509,920
		93,128,223
Internet Media & Services (0.00%)
Airbnb Inc., Class A(a)	100	13,572
Alphabet Inc., Class A	1,473,100	461,080,300
Alphabet Inc., Class C	119,876	37,617,089
Booking Holdings Inc.	400	2,142,132
Expedia Group Inc.	3,300	934,923
GoDaddy Inc., Class A(a)	21,100	2,618,088
Match Group Inc.	104,800	3,383,992
Meta Platforms Inc., Class A	210,970	139,259,187
Uber Technologies Inc.(a)	18,600	1,519,806
VeriSign Inc.	48,700	11,831,665
		660,400,754
IT Services (0.00%)
Accenture PLC, Class A	20,800	5,580,640
Amdocs Ltd.	129,800	10,450,198
DXC Technology Co.(a)	100	1,465
Gartner Inc.(a)	28,300	7,139,524
		23,171,827

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Leisure Facilities & Services (0.00%)
Caesars Entertainment Inc.(a)	100	$ 2,339
Carnival Corp.(a)	111,600	3,408,264
Chipotle Mexican Grill Inc.(a)	100	3,700
Domino's Pizza Inc.	28,800	12,004,416
Las Vegas Sands Corp.	100	6,509
McDonald's Corp.	9,500	2,903,485
MGM Resorts International(a)	100	3,649
Norwegian Cruise Line Holdings Ltd.(a)	100	2,232
Royal Caribbean Cruises Ltd.	40,800	11,379,936
TKO Group Holdings Inc.	39,900	8,339,100
Vail Resorts Inc.	77,600	10,305,280
Wendy's Co., The	541,800	4,513,194
Wingstop Inc.	4,400	1,049,356
Wyndham Hotels & Resorts Inc.	35,300	2,667,268
Wynn Resorts Ltd.	100	12,033
Yum! Brands Inc.	87,900	13,297,512
		69,898,273
Machinery (0.00%)
Caterpillar Inc.	731,487	419,046,958
MSA Safety Inc.	12,900	2,065,806
Snap-on Inc.	2,700	930,420
Veralto Corp.	7,300	728,394
		422,771,578
Medical Equipment & Devices (0.00%)
Abbott Laboratories	393,800	49,339,202
Agilent Technologies Inc.	548,071	74,576,021
Dexcom Inc.(a)	100	6,637
Insulet Corp.(a)	100	28,424
ResMed Inc.	23,700	5,708,619
Solventum Corp.(a)	23,075	1,828,463
STERIS PLC	3,000	760,560
Thermo Fisher Scientific Inc.	1,600	927,120
		133,175,046
Metals & Mining (0.00%)
Rio Tinto PLC Sponsored ADR	479,900	38,406,397
Royal Gold Inc.	85,000	18,894,650
Southern Copper Corp.	2,117	303,726
		57,604,773
Oil & Gas Supply Chain (0.00%)
Antero Midstream Corp.	190,000	3,380,100
APA Corp.	226,200	5,532,852
Cheniere Energy Inc.	47,000	9,136,330
Chevron Corp.	936,900	142,792,929
ConocoPhillips	26,673	2,496,860
Devon Energy Corp.	100	3,663
Diamondback Energy Inc.	24,200	3,637,986
EOG Resources Inc.	113,800	11,950,138
EQT Corp.	100	5,360
Exxon Mobil Corp.	177,000	21,300,180
Occidental Petroleum Corp.	42,100	1,731,152
	Shares	Value
Common Stocks (Cont.)
Oil & Gas Supply Chain (Cont.)
Targa Resources Corp.	31,500	$ 5,811,750
Texas Pacific Land Corp.	5,400	1,550,988
		209,330,288
Oil, Gas Services & Equipment (0.00%)
Baker Hughes Co.	100	4,554
Publishing & Broadcasting (0.00%)
Nexstar Media Group Inc.	58,500	11,878,425
Real Estate Investment Trusts (0.00%)
Alexandria Real Estate Equities Inc.	100	4,894
AvalonBay Communities Inc.	42,900	7,778,199
Brixmor Property Group Inc.	56,500	1,481,430
Camden Property Trust	121,400	13,363,712
Essex Property Trust Inc.	43,400	11,356,912
Highwoods Properties Inc.	309,200	7,983,544
Host Hotels & Resorts Inc.	459,500	8,146,935
Iron Mountain Inc.	129,400	10,733,730
Kilroy Realty Corp.	423,900	15,841,143
Lamar Advertising Co., Class A	159,000	20,126,220
Mid-America Apartment Communities Inc.	76,000	10,557,160
Prologis Inc.	2,700	344,682
Public Storage	42,700	11,080,650
Simon Property Group Inc.	125,900	23,305,349
		142,104,560
Real Estate Services (0.00%)
CBRE Group Inc., Class A(a)	100	16,079
Renewable Energy (0.00%)
Enphase Energy Inc.(a)	100	3,205
Retail - Consumer Staples (0.00%)
Costco Wholesale Corp.	30,100	25,956,434
Walmart Inc.	2,443,000	272,174,630
		298,131,064
Retail - Discretionary (0.00%)
AutoZone Inc.(a)	4,600	15,600,900
Bath & Body Works Inc.	137,800	2,767,024
Best Buy Co. Inc.	100,600	6,733,158
Carvana Co.(a)	13,710	5,785,894
Dick's Sporting Goods Inc.	7,400	1,464,978
Lowe's Cos. Inc.	53,300	12,853,828
O'Reilly Automotive Inc.(a)	107,300	9,786,833
TJX Cos. Inc., The	56,800	8,725,048
Williams-Sonoma Inc.	126,300	22,555,917
		86,273,580
Semiconductors (0.00%)
Advanced Micro Devices Inc.(a)	57,600	12,335,616
Analog Devices Inc.	13,200	3,579,840
Applied Materials Inc.	6,300	1,619,037
ASML Holding NV NY Reg. Shares	205,333	219,677,563
Broadcom Inc.	578,000	200,045,800

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Semiconductors (Cont.)
Intel Corp.(a)	100	$ 3,690
KLA Corp.	52,900	64,277,732
Lam Research Corp.	146,000	24,992,280
Micron Technology Inc.	2,763	788,588
NVIDIA Corp.	3,616,500	674,477,250
QUALCOMM Inc.	23,100	3,951,255
Skyworks Solutions Inc.	76,800	4,869,888
Texas Instruments Inc.	31,726	5,504,144
		1,216,122,683
Software (0.00%)
Adobe Inc.(a)	6,816	2,385,532
Appfolio Inc., Class A(a)	4,500	1,046,925
Bentley Systems Inc., Class B	27,500	1,049,537
Dayforce Inc.(a)	100	6,916
Dropbox Inc., Class A(a)	172,600	4,798,280
Fortinet Inc.(a)	100	7,941
Gen Digital Inc.	14,000	380,660
Intuit Inc.	61,100	40,473,862
Microsoft Corp.	859,869	415,849,846
Oracle Corp.	1,300	253,383
Palantir Technologies Inc., Class A(a)	157,640	28,020,510
Palo Alto Networks Inc.(a)	2,400	442,080
Paycom Software Inc.	8,500	1,354,560
Pegasystems Inc.	60,300	3,601,116
PTC Inc.(a)	100	17,421
Roper Technologies Inc.	9,200	4,095,196
Salesforce Inc.	41,600	11,020,256
ServiceNow Inc.(a)	2,500	382,975
Tyler Technologies Inc.(a)	22,400	10,168,480
		525,355,476
Specialty Finance (0.00%)
AGNC Investment Corp.	847,900	9,089,488
Ally Financial Inc.	6,500	294,385
Broadridge Financial Solutions Inc.	45,200	10,087,284
Credit Acceptance Corp.(a)	25,600	11,352,576
Fair Isaac Corp.(a)	300	507,186
Fidelity National Information Services Inc.	125,700	8,354,022
Global Payments Inc.	100	7,740
Jack Henry & Associates Inc.	11,700	2,135,016
Mastercard Inc., Class A	1,864	1,064,120
MGIC Investment Corp.	400,700	11,708,454
MSCI Inc.	8,100	4,647,213
OneMain Holdings Inc.	350,000	23,642,500
PayPal Holdings Inc.	100	5,838
Rithm Capital Corp.	630,100	6,868,090
Starwood Property Trust Inc.	989,400	17,819,094
UWM Holdings Corp.	131,119	574,301
Verisk Analytics Inc.	49,700	11,117,393
Visa Inc., Class A	51,812	18,170,987
Western Union Co., The	2,209,600	20,571,376
		158,017,063
	Shares	Value
Common Stocks (Cont.)
Steel (0.00%)
Nucor Corp.	331,800	$ 54,119,898
Technology Hardware (0.00%)
Apple Inc.	3,344,968	909,363,000
Cisco Systems Inc.	153,700	11,839,511
Corning Inc.	530,400	46,441,824
Dell Technologies Inc., Class C	100	12,588
F5 Inc.(a)	3,500	893,410
HP Inc.	8,800	196,064
Motorola Solutions Inc.	28,800	11,039,616
Teledyne Technologies Inc.(a)	26,100	13,330,053
		993,116,066
Telecommunications (0.00%)
AT&T Inc.	93,800	2,329,992
Iridium Communications Inc.	87,700	1,524,226
Millicom International Cellular SA	318,700	17,668,728
T-Mobile US Inc.	43,400	8,811,936
Verizon Communications Inc.	670,700	27,317,611
		57,652,493
Tobacco & Cannabis (0.00%)
Altria Group Inc.	455,300	26,252,598
Philip Morris International Inc.	155,500	24,942,200
		51,194,798
Transportation & Logistics (0.00%)
American Airlines Group Inc.(a)	100	1,533
Delta Air Lines Inc.	100	6,940
Expeditors International of Washington Inc.	12,700	1,892,427
Landstar System Inc.	72,300	10,389,510
Ryder System Inc.	31,000	5,933,090
Union Pacific Corp.	47,200	10,918,304
United Airlines Holdings Inc.(a)	100	11,182
United Parcel Service Inc., Class B	45,300	4,493,307
		33,646,293
Wholesale - Consumer Staples (0.00%)
Archer-Daniels-Midland Co.	2,487,154	142,986,483
Total Common Stocks (cost $2,318,214,545)		8,902,076,639

	Principal amount	Value
U.S. Treasury Obligations (0.00%)
U.S. Treasury Bill 3.566%, 05/07/2026	$ 3,362,000	3,320,757
Total U.S. Treasury Obligations (cost $3,318,842)		3,320,757

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

	Shares	Value
Short-term Investments (0.00%)
Northern Institutional Treasury Portfolio (Premier Class), 3.63%(b)	83,649,044	$ 83,649,044
Usd Margin Held @ Broker	476,673	476,673
Total Short-term Investments (cost $84,125,717)		84,125,717
TOTAL INVESTMENTS (0.00%) (cost $2,405,659,104)		8,989,523,113
OTHER LIABILITIES, NET OF ASSETS (0.00%)		(8,989,523,113)
NET ASSETS (0.00%)		$0

(a)	Non-income producing security.
(b)	Rate shown is the 7-day yield as of December 31, 2025.
PLC
Public Limited Company
ADR
American Depositary Receipt
At December 31, 2025, the Fund had open futures contracts as follows:

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Common Stocks (0.00%)
Advertising & Marketing (0.00%)
AppLovin Corp., Class A(a)	100	$ 67,382
Aerospace & Defense (0.00%)
Axon Enterprise Inc.(a)	100	56,793
General Dynamics Corp.	7,000	2,356,620
General Electric Co.	2,000	616,060
Lockheed Martin Corp.	6,100	2,950,387
		5,979,860
Apparel & Textile Products (0.00%)
Tapestry Inc.	67,400	8,611,698
Asset Management (0.00%)
Ameriprise Financial Inc.	4,800	2,353,632
Charles Schwab Corp., The	100	9,991
Franklin Resources Inc.	59,000	1,409,510
Invesco Ltd.	128,100	3,365,187
Janus Henderson Group PLC	24,900	1,184,493
KKR & Co. Inc.	100	12,748
Robinhood Markets Inc., Class A(a)	1	113
		8,335,674
Automotive (0.00%)
Tesla Inc.(a)	31,500	14,166,180
Banking (0.00%)
Bank of America Corp.	19,700	1,083,500
Citigroup Inc.	6,400	746,816
Comerica Inc.	19,800	1,721,214
Cullen/Frost Bankers Inc.	16,900	2,140,047
JPMorgan Chase & Co.	28,000	9,022,160
M&T Bank Corp.	19,000	3,828,120
Wells Fargo & Co.	379,300	35,350,760
		53,892,617
Beverages (0.00%)
Coca-Cola Co., The	147,257	10,294,737
PepsiCo Inc.	46,400	6,659,328
		16,954,065
Biotechnology & Pharmaceuticals (0.00%)
AbbVie Inc.	74,500	17,022,505
Amgen Inc.	44,950	14,712,584
Bristol-Myers Squibb Co.	7,100	382,974
Eli Lilly & Co.	75,000	80,601,000
Gilead Sciences Inc.	36,400	4,467,736
Johnson & Johnson	391,909	81,105,568
Merck & Co. Inc.	40,100	4,220,926
Moderna Inc.(a)	100	2,949
Pfizer Inc.	638,140	15,889,686
Zoetis Inc.	240,395	30,246,499
		248,652,427
Chemicals (0.00%)
Air Products and Chemicals Inc.	195,500	48,292,410
	Shares	Value
Common Stocks (Cont.)
Chemicals (Cont.)
International Flavors & Fragrances Inc.	119,888	$ 8,079,252
LyondellBasell Industries NV, Class A	20,200	874,660
		57,246,322
Commercial Support Services (0.00%)
Automatic Data Processing Inc.	38,600	9,929,078
Cintas Corp.	16,400	3,084,348
H&R Block Inc.	27,600	1,202,808
		14,216,234
Computers (0.00%)
Sandisk Corp.(a)	33	7,834
Super Micro Computer Inc.(a)	4,500	131,715
		139,549
Construction Materials (0.00%)
Vulcan Materials Co.	106,400	30,347,408
Consumer Services (0.00%)
Grand Canyon Education Inc.(a)	2,900	482,299
Containers & Packaging (0.00%)
AptarGroup Inc.	97,500	11,891,100
Packaging Corp of America	10,000	2,062,300
		13,953,400
Diversified Financial Services (0.00%)
Blackrock Inc.	500	535,170
Diversified Industrials (0.00%)
3M Co.	53,000	8,485,300
Emerson Electric Co.	62,400	8,281,728
Illinois Tool Works Inc.	130,400	32,117,520
		48,884,548
E-Commerce Discretionary (0.00%)
Amazon.com Inc.(a)	106,200	24,513,084
eBay Inc.	100	8,710
		24,521,794
Electric Utilities (0.00%)
AES Corp., The	196,700	2,820,678
Clearway Energy Inc., Class C	54,500	1,812,670
Consolidated Edison Inc.	24,900	2,473,068
Constellation Energy Corp.	800	282,616
Duke Energy Corp.	20,100	2,355,921
Edison International	61,400	3,685,228
Evergy Inc.	31,500	2,283,435
NRG Energy Inc.	3,200	509,568
OGE Energy Corp.	59,200	2,527,840
Public Service Enterprise Group Inc.	3,600	289,080

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Electric Utilities (Cont.)
Southern Co., The	33,500	$ 2,921,200
Vistra Corp.	100	16,133
		21,977,437
Electrical Equipment (0.00%)
GE Vernova Inc.	5,500	3,594,635
Generac Holdings Inc.(a)	100	13,637
Vertiv Holdings Co., Class A	8,300	1,344,683
		4,952,955
Entertainment Content (0.00%)
Electronic Arts Inc.	200	40,866
Netflix Inc.(a)	17,000	1,593,920
Paramount Skydance Corp., Class B	100	1,340
Take-Two Interactive Software Inc.(a)	100	25,603
Walt Disney Co., The	496,695	56,508,990
Warner Bros Discovery Inc.(a)	100	2,882
		58,173,601
Food (0.00%)
Ingredion Inc.	19,900	2,194,174
Nestle SA Sponsored ADR	100	9,878
		2,204,052
Gas & Water Utilities (0.00%)
National Fuel Gas Co.	26,400	2,113,584
UGI Corp.	123,500	4,622,605
		6,736,189
Health Care Facilities & Services (0.00%)
Cencora Inc.	5,100	1,722,525
Chemed Corp.	2,700	1,155,222
Encompass Health Corp.	4,500	477,630
McKesson Corp.	4,500	3,691,305
Medpace Holdings Inc.(a)	900	505,485
UnitedHealth Group Inc.	3,100	1,023,341
		8,575,508
Home & Office Products (0.00%)
HNI Corp.	160,000	6,726,400
Scotts Miracle-Gro Co., The	27,900	1,627,965
		8,354,365
Household Products (0.00%)
Kenvue Inc.	205,557	3,545,858
Procter & Gamble Co., The	359,200	51,476,952
		55,022,810
Institutional Financial Services (0.00%)
Cboe Global Markets Inc.	9,600	2,409,600
CME Group Inc.	500	136,540
Coinbase Global Inc., Class A(a)	100	22,614
Goldman Sachs Group Inc., The	800	703,200
	Shares	Value
Common Stocks (Cont.)
Institutional Financial Services (Cont.)
Intercontinental Exchange Inc.	10,000	$ 1,619,600
Morgan Stanley	1,700	301,801
Northern Trust Corp.	3,400	464,406
		5,657,761
Insurance (0.00%)
Allstate Corp., The	4,000	832,600
American Financial Group Inc.	14,100	1,927,188
Assurant Inc.	14,400	3,468,240
Berkshire Hathaway Inc., Class B(a)	2,600	1,306,890
Hanover Insurance Group Inc., The	100	18,277
Hartford Insurance Group Inc., The	11,600	1,598,480
Lincoln National Corp.	15,600	694,668
Loews Corp.	13,900	1,463,809
Old Republic International Corp.	28,500	1,300,740
Willis Towers Watson PLC	8,800	2,891,680
		15,502,572
Internet Media & Services (0.00%)
Airbnb Inc., Class A(a)	100	13,572
Alphabet Inc., Class A	393,940	123,303,220
Alphabet Inc., Class C	71,180	22,336,284
Booking Holdings Inc.	100	535,533
DoorDash Inc., Class A(a)	100	22,648
Expedia Group Inc.	100	28,331
GoDaddy Inc., Class A(a)	4,600	570,768
Match Group Inc.	100	3,229
Meta Platforms Inc., Class A	57,730	38,106,996
Uber Technologies Inc.(a)	4,100	335,011
VeriSign Inc.	10,500	2,550,975
		187,806,567
IT Services (0.00%)
Accenture PLC, Class A	2,270	609,041
Amdocs Ltd.	25,200	2,028,852
DXC Technology Co.(a)	100	1,465
Gartner Inc.(a)	6,200	1,564,136
		4,203,494
Leisure Facilities & Services (0.00%)
Caesars Entertainment Inc.(a)	100	2,339
Carnival Corp.(a)	100	3,054
Chipotle Mexican Grill Inc.(a)	100	3,700
Domino's Pizza Inc.	6,200	2,584,284
McDonald's Corp.	1,500	458,445
MGM Resorts International(a)	100	3,649
Norwegian Cruise Line Holdings Ltd.(a)	100	2,232
Royal Caribbean Cruises Ltd.	100	27,892
Vail Resorts Inc.	14,400	1,912,320
Wendy's Co., The	73,900	615,587
Wynn Resorts Ltd.	100	12,033
Yum! Brands Inc.	20,100	3,040,728
		8,666,263

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Machinery (0.00%)
Caterpillar Inc.	190,150	$ 108,931,231
Deere & Co.	20,002	9,312,331
Donaldson Co. Inc.	36,517	3,237,597
MSA Safety Inc.	2,000	320,280
Snap-on Inc.	900	310,140
Veralto Corp.	1,700	169,626
		122,281,205
Medical Equipment & Devices (0.00%)
Abbott Laboratories	53,975	6,762,528
Agilent Technologies Inc.	143,587	19,537,883
Dexcom Inc.(a)	100	6,637
Insulet Corp.(a)	100	28,424
ResMed Inc.	4,900	1,180,263
Solventum Corp.(a)	13,250	1,049,930
Thermo Fisher Scientific Inc.	300	173,835
		28,739,500
Metals & Mining (0.00%)
Rio Tinto PLC Sponsored ADR	110,100	8,811,303
Royal Gold Inc.	17,800	3,956,762
		12,768,065
Oil & Gas Supply Chain (0.00%)
Antero Midstream Corp.	100	1,779
APA Corp.	100	2,446
Cheniere Energy Inc.	9,700	1,885,583
Chevron Corp.	213,400	32,524,294
Civitas Resources Inc.	4,900	132,741
EOG Resources Inc.	22,700	2,383,727
Exxon Mobil Corp.	54,400	6,546,496
Occidental Petroleum Corp.	100	4,112
		43,481,178
Publishing & Broadcasting (0.00%)
News Corp., Class A	100	2,612
Nexstar Media Group Inc.	600	121,830
		124,442
Real Estate Investment Trusts (0.00%)
AvalonBay Communities Inc.	9,500	1,722,445
Camden Property Trust	25,600	2,818,048
EPR Properties	50,400	2,514,960
Essex Property Trust Inc.	5,000	1,308,400
Highwoods Properties Inc.	76,300	1,970,066
Host Hotels & Resorts Inc.	68,100	1,207,413
Kilroy Realty Corp.	42,500	1,588,225
Lamar Advertising Co., Class A	20,800	2,632,864
Mid-America Apartment Communities Inc.	17,000	2,361,470
Prologis Inc.	500	63,830
Public Storage	8,200	2,127,900
Simon Property Group Inc.	30,200	5,590,322
		25,905,943
	Shares	Value
Common Stocks (Cont.)
Real Estate Services (0.00%)
CBRE Group Inc., Class A(a)	100	$ 16,079
Renewable Energy (0.00%)
First Solar Inc.(a)	100	26,123
Retail - Consumer Staples (0.00%)
Costco Wholesale Corp.	7,000	6,036,380
Walgreens Boots Alliance Inc.(a),(b)	100	0
Walmart Inc.	281,400	31,350,774
		37,387,154
Retail - Discretionary (0.00%)
AutoZone Inc.(a)	900	3,052,350
Bath & Body Works Inc.	30,400	610,432
Best Buy Co. Inc.	6,300	421,659
Carvana Co.(a)	3,475	1,466,519
Lowe's Cos. Inc.	11,500	2,773,340
O'Reilly Automotive Inc.(a)	19,200	1,751,232
TJX Cos. Inc., The	12,200	1,874,042
Williams-Sonoma Inc.	14,400	2,571,696
		14,521,270
Semiconductors (0.00%)
Advanced Micro Devices Inc.(a)	100	21,416
Analog Devices Inc.	2,300	623,760
Applied Materials Inc.	100	25,699
ASML Holding NV NY Reg. Shares	12,921	13,823,661
Broadcom Inc.	94,400	32,671,840
Intel Corp.(a)	100	3,690
KLA Corp.	5,600	6,804,448
Lam Research Corp.	8,200	1,403,676
Microchip Technology Inc.	100	6,372
Micron Technology Inc.	4,857	1,386,236
Monolithic Power Systems Inc.	100	90,636
NVIDIA Corp.	797,000	148,640,500
NXP Semiconductors NV	100	21,706
ON Semiconductor Corp.(a)	100	5,415
Qorvo Inc.(a)	100	8,451
QUALCOMM Inc.	2,100	359,205
Skyworks Solutions Inc.	100	6,341
		205,903,052
Software (0.00%)
Adobe Inc.(a)	1,400	489,986
Autodesk Inc.(a)	100	29,601
Dayforce Inc.(a)	100	6,916
Dropbox Inc., Class A(a)	37,100	1,031,380
Fortinet Inc.(a)	100	7,941
Gen Digital Inc.	100	2,719
Intuit Inc.	11,600	7,684,072
Microsoft Corp.	168,121	81,306,678
Oracle Corp.	300	58,473
Palantir Technologies Inc., Class A(a)	21,500	3,821,625
Palo Alto Networks Inc.(a)	200	36,840
Paycom Software Inc.	100	15,936

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Shares	Value
Common Stocks (Cont.)
Software (Cont.)
Roper Technologies Inc.	2,000	$ 890,260
Salesforce Inc.	4,000	1,059,640
ServiceNow Inc.(a)	500	76,595
Tyler Technologies Inc.(a)	5,100	2,315,145
		98,833,807
Specialty Finance (0.00%)
AGNC Investment Corp.	334,800	3,589,056
Annaly Capital Management Inc.	75,600	1,690,416
Broadridge Financial Solutions Inc.	10,100	2,254,017
Credit Acceptance Corp.(a)	5,400	2,394,684
Fidelity National Information Services Inc.	5,800	385,468
GATX Corp.	4,200	712,320
Jack Henry & Associates Inc.	2,400	437,952
Mastercard Inc., Class A	439	250,617
MGIC Investment Corp.	86,600	2,530,452
MSCI Inc.	1,700	975,341
OneMain Holdings Inc.	77,800	5,255,390
PayPal Holdings Inc.	100	5,838
Rithm Capital Corp.	325,900	3,552,310
Starwood Property Trust Inc.	217,300	3,913,573
Verisk Analytics Inc.	10,800	2,415,852
Visa Inc., Class A	12,830	4,499,609
Western Union Co., The	484,000	4,506,040
		39,368,935
Steel (0.00%)
Nucor Corp.	242,000	39,472,620
Technology Hardware (0.00%)
Apple Inc.	775,904	210,937,261
Cisco Systems Inc.	8,700	670,161
Corning Inc.	214,892	18,815,944
Dell Technologies Inc., Class C	100	12,588
F5 Inc.(a)	1,900	484,994
Motorola Solutions Inc.	6,300	2,414,916
Teledyne Technologies Inc.(a)	5,700	2,911,161
Western Digital Corp.	100	17,227
		236,264,252
Telecommunications (0.00%)
AT&T Inc.	21,200	526,608
EchoStar Corp., Class A(a)	35	3,805
Iridium Communications Inc.	16,300	283,294
Millicom International Cellular SA	33,300	1,846,152
T-Mobile US Inc.	9,400	1,908,576
Verizon Communications Inc.	150,200	6,117,646
		10,686,081
Tobacco & Cannabis (0.00%)
Altria Group Inc.	57,000	3,286,620
Philip Morris International Inc.	22,400	3,592,960
		6,879,580
	Shares	Value
Common Stocks (Cont.)
Transportation & Logistics (0.00%)
American Airlines Group Inc.(a)	100	$ 1,533
Expeditors International of Washington Inc.	4,800	715,248
Landstar System Inc.	14,200	2,040,540
Union Pacific Corp.	17,866	4,132,763
United Parcel Service Inc., Class B	9,600	952,224
		7,842,308
Wholesale - Consumer Staples (0.00%)
Archer-Daniels-Midland Co.	550,461	31,646,003
Wholesale - Discretionary (0.00%)
Copart Inc.(a)	100	3,915
Total Common Stocks (cost $432,912,114)		1,896,971,713

	Principal amount	Value
Corporate Bonds (0.00%)
Advertising & Marketing (0.00%)
AppLovin Corp. 5.500%, 12/01/2034	$ 150,000	154,384
		154,384
Aerospace & Defense (0.00%)
L3Harris Technologies Inc. 5.400%, 01/15/2027	150,000	152,191
5.400%, 07/31/2033	100,000	104,314
Boeing Co., The 5.040%, 05/01/2027	150,000	151,551
6.259%, 05/01/2027	100,000	102,612
3.250%, 02/01/2028	250,000	245,783
5.150%, 05/01/2030	250,000	257,130
3.625%, 02/01/2031	150,000	144,224
6.528%, 05/01/2034	200,000	221,741
Lockheed Martin Corp. 5.100%, 11/15/2027	250,000	256,048
4.450%, 05/15/2028	250,000	253,073
5.250%, 01/15/2033	250,000	263,100
4.800%, 08/15/2034	100,000	101,216
HEICO Corp. 5.250%, 08/01/2028	150,000	154,259
General Electric Co. 4.300%, 07/29/2030	100,000	100,898
RTX Corp. 6.000%, 03/15/2031	200,000	215,598
5.150%, 02/27/2033	250,000	258,582
Northrop Grumman Corp. 4.900%, 06/01/2034	100,000	101,566
		3,083,886
Asset Management (0.00%)
Blackstone Private Credit Fund 3.250%, 03/15/2027	500,000	491,471

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Asset Management (Cont.)
4.000%, 01/15/2029	$ 250,000	$ 243,010
6.000%, 11/22/2034	100,000	101,157
Blue Owl Credit Income Corp. 7.750%, 09/16/2027	250,000	260,009
7.950%, 06/13/2028	100,000	105,784
5.800%, 03/15/2030	100,000	99,951
Blackstone Secured Lending Fund 5.875%, 11/15/2027	150,000	153,156
UBS AG(Variable, U.S. SOFR + 0.72%) 4.864%, 01/10/2028(c)	250,000	252,121
5.650%, 09/11/2028	200,000	208,837
Brookfield Finance Inc. 3.900%, 01/25/2028	100,000	99,692
5.675%, 01/15/2035	100,000	103,621
Charles Schwab Corp., The 2.000%, 03/20/2028	100,000	96,209
5.643%, 05/19/2029	100,000	103,792
6.196%, 11/17/2029(c)	100,000	105,804
4.625%, 03/22/2030	50,000	51,118
4.343%, 11/14/2031	100,000	99,948
5.853%, 05/19/2034(c)	150,000	160,912
6.136%, 08/24/2034(c)	100,000	109,208
4.914%, 11/14/2036	100,000	99,600
Ares Capital Corp. 5.875%, 03/01/2029	150,000	153,969
5.950%, 07/15/2029	150,000	154,060
Blue Owl Capital Corp. 5.950%, 03/15/2029	100,000	100,939
6.200%, 07/15/2030	50,000	50,662
Ares Strategic Income Fund 6.350%, 08/15/2029	100,000	102,953
5.600%, 02/15/2030	100,000	100,512
FS K.K.R Capital Corp. 6.875%, 08/15/2029	100,000	100,830
Sixth Street Lending Partners 5.750%, 01/15/2030	100,000	101,399
BlackRock Inc. 2.400%, 04/30/2030	250,000	234,174
4.750%, 05/25/2033	150,000	153,723
HPS Corporate Lending Fund 5.450%, 11/15/2030(d)	200,000	199,100
HA Sustainable Infrastructure Capital Inc. 6.150%, 01/15/2031	50,000	51,441
6.375%, 07/01/2034	50,000	51,023
Apollo Debt Solutions BDC 6.700%, 07/29/2031	50,000	52,803
Ameriprise Financial Inc. 4.500%, 05/13/2032	250,000	252,506
5.150%, 05/15/2033	100,000	104,062
Brookfield Capital Finance LLC 6.087%, 06/14/2033	100,000	107,074
		5,016,630
	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (0.00%)
Ford Motor Credit Co. LLC 5.800%, 03/05/2027	$ 200,000	$ 202,513
5.850%, 05/17/2027	200,000	203,064
6.800%, 05/12/2028	200,000	208,741
6.798%, 11/07/2028	200,000	209,895
5.875%, 11/07/2029	200,000	205,433
7.350%, 03/06/2030	200,000	214,829
7.200%, 06/10/2030	200,000	214,469
6.050%, 03/05/2031	200,000	205,776
7.122%, 11/07/2033	200,000	215,163
American Honda Finance Corp. 4.900%, 03/12/2027	50,000	50,530
4.550%, 07/09/2027	50,000	50,478
4.900%, 07/09/2027	50,000	50,681
5.125%, 07/07/2028	250,000	256,608
5.650%, 11/15/2028	100,000	104,337
4.800%, 03/05/2030	100,000	102,240
5.850%, 10/04/2030	100,000	106,359
5.150%, 07/09/2032	50,000	51,461
4.900%, 01/10/2034	100,000	100,630
General Motors Financial Co. Inc. 5.000%, 04/09/2027	250,000	252,708
5.400%, 05/08/2027	100,000	101,648
6.000%, 01/09/2028	250,000	258,358
5.800%, 06/23/2028	250,000	259,134
5.850%, 04/06/2030	250,000	262,832
5.450%, 07/15/2030	50,000	51,967
5.600%, 06/18/2031	100,000	104,333
6.400%, 01/09/2033	250,000	270,287
5.450%, 09/06/2034	100,000	101,630
5.900%, 01/07/2035	50,000	52,104
6.150%, 07/15/2035	50,000	52,782
Toyota Motor Corp. 4.186%, 06/30/2027	100,000	100,611
5.118%, 07/13/2028	250,000	257,644
4.450%, 06/30/2030	50,000	50,646
5.123%, 07/13/2033	250,000	260,135
5.053%, 06/30/2035	200,000	206,242
Toyota Motor Credit Corp. 4.550%, 09/20/2027	250,000	253,146
4.350%, 10/08/2027	100,000	100,982
4.550%, 05/17/2030	100,000	101,830
4.800%, 01/05/2034	100,000	102,125
General Motors Co. 5.625%, 04/15/2030	50,000	52,140
5.600%, 10/15/2032	100,000	104,734
Aptiv Swiss Holdings Ltd. 3.250%, 03/01/2032	100,000	93,574
Magna International Inc. 5.500%, 03/21/2033	200,000	209,810
Honda Motor Co. Ltd. 5.337%, 07/08/2035	50,000	51,184
		6,465,793

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (0.00%)
HSBC U.S.A. Inc. 5.294%, 03/04/2027	$ 200,000	$ 203,162
Bank of Montreal 2.650%, 03/08/2027	150,000	147,851
4.700%, 09/14/2027	150,000	152,029
5.203%, 02/01/2028	150,000	153,842
3.088%, 01/10/2037(c)	150,000	135,046
Canadian Imperial Bank of Commerce 3.450%, 04/07/2027	150,000	149,258
5.001%, 04/28/2028	150,000	153,425
5.245%, 01/13/2031(c)	125,000	128,997
6.092%, 10/03/2033	150,000	163,334
U.S. Bancorp 3.150%, 04/27/2027	150,000	148,857
3.900%, 04/26/2028	250,000	250,398
4.548%, 07/22/2028(c)	150,000	151,264
4.653%, 02/01/2029(c)	150,000	151,934
5.775%, 06/12/2029(c)	250,000	259,930
5.384%, 01/23/2030(c)	100,000	103,635
4.839%, 02/01/2034(c)	150,000	151,429
5.836%, 06/12/2034(c)	250,000	267,189
5.678%, 01/23/2035(c)	250,000	264,475
Toronto-Dominion Bank, The 4.108%, 06/08/2027	150,000	150,443
4.693%, 09/15/2027	250,000	253,293
5.156%, 01/10/2028	150,000	153,437
5.523%, 07/17/2028	150,000	155,466
4.808%, 06/03/2030	125,000	127,694
5.298%, 01/30/2032	200,000	209,094
National Australia Bank Ltd. 3.905%, 06/09/2027	250,000	250,591
4.944%, 01/12/2028	250,000	255,562
4.900%, 06/13/2028	250,000	256,184
Royal Bank of Canada 4.240%, 08/03/2027	150,000	151,062
6.000%, 11/01/2027	250,000	259,583
4.900%, 01/12/2028	150,000	153,033
5.200%, 08/01/2028	150,000	154,694
4.696%, 08/06/2031(c)	200,000	202,744
5.000%, 02/01/2033	150,000	154,722
5.000%, 05/02/2033	125,000	128,598
Banco Santander SA 5.294%, 08/18/2027	200,000	203,695
5.552%, 03/14/2028(c)	200,000	203,372
4.175%, 03/24/2028(c)	200,000	200,089
5.588%, 08/08/2028	200,000	207,337
5.565%, 01/17/2030	200,000	208,439
6.921%, 08/08/2033	200,000	221,872
Westpac Banking Corp. 4.043%, 08/26/2027	250,000	251,337
5.457%, 11/18/2027	250,000	257,727
5.535%, 11/17/2028	100,000	104,623
5.050%, 04/16/2029	100,000	103,451
6.820%, 11/17/2033	100,000	112,039
5.618%, 11/20/2035(c)	100,000	103,469
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
3.020%, 11/18/2036(c)	$ 100,000	$ 90,401
Deutsche Bank AG 5.371%, 09/09/2027	250,000	255,985
2.552%, 01/07/2028	250,000	245,883
6.720%, 01/18/2029(c)	250,000	261,800
6.819%, 11/20/2029(c)	150,000	159,976
3.742%, 01/07/2033(c)	250,000	232,607
PNC Bank N.A. 3.100%, 10/25/2027	250,000	246,925
KeyBank N.A. 5.850%, 11/15/2027	250,000	257,578
Santander Holdings U.S.A. Inc.(Variable, U.S. SOFR + 1.25%) 2.490%, 01/06/2028(c)	250,000	245,747
5.741%, 03/20/2031(c)	100,000	103,559
6.342%, 05/31/2035(c)	75,000	80,572
Santander UK Group Holdings PLC(Variable, U.S. SOFR + 1.22%) 2.469%, 01/11/2028(c)	250,000	245,693
6.534%, 01/10/2029(c)	250,000	261,289
Sumitomo Mitsui Financial Group Inc. 5.520%, 01/13/2028	250,000	257,634
5.800%, 07/13/2028	250,000	260,437
3.040%, 07/16/2029	200,000	192,087
5.710%, 01/13/2030	250,000	263,603
5.766%, 01/13/2033	250,000	266,642
5.632%, 01/15/2035	200,000	212,278
Mitsubishi UFJ Financial Group Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.83%) 2.341%, 01/19/2028(c)	250,000	245,659
5.017%, 07/20/2028(c)	250,000	253,716
5.422%, 02/22/2029(c)	200,000	205,772
5.258%, 04/17/2030(c)	200,000	206,265
2.309%, 07/20/2032(c)	200,000	178,568
5.441%, 02/22/2034(c)	200,000	209,592
5.406%, 04/19/2034(c)	200,000	209,300
JPMorgan Chase & Co.(Variable, U.S. SOFR + 1.19%) 5.040%, 01/23/2028(c)	100,000	101,044
5.571%, 04/22/2028(c)	100,000	102,000
4.323%, 04/26/2028(c)	150,000	150,634
4.851%, 07/25/2028(c)	250,000	253,244
2.069%, 06/01/2029(c)	250,000	238,791
4.203%, 07/23/2029(c)	150,000	150,466
5.299%, 07/24/2029(c)	250,000	257,728
6.087%, 10/23/2029(c)	100,000	105,347
4.452%, 12/05/2029(c)	150,000	151,577
5.012%, 01/23/2030(c)	150,000	153,793
5.581%, 04/22/2030(c)	250,000	260,970
3.702%, 05/06/2030(c)	250,000	246,391

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
4.565%, 06/14/2030(c)	$ 250,000	$ 253,089
4.995%, 07/22/2030(c)	250,000	256,846
1.953%, 02/04/2032(c)	250,000	223,218
2.580%, 04/22/2032(c)	250,000	228,712
2.545%, 11/08/2032(c)	250,000	225,867
2.963%, 01/25/2033(c)	250,000	229,762
4.586%, 04/26/2033(c)	500,000	502,983
4.912%, 07/25/2033(c)	500,000	510,392
5.717%, 09/14/2033(c)	250,000	264,628
5.350%, 06/01/2034(c)	250,000	260,170
6.254%, 10/23/2034(c)	250,000	275,003
5.336%, 01/23/2035(c)	250,000	259,503
5.766%, 04/22/2035(c)	100,000	106,733
4.946%, 10/22/2035(c)	100,000	101,206
5.572%, 04/22/2036(c)	50,000	52,596
4.810%, 10/22/2036	250,000	248,732
Manufacturers & Traders Trust Co. 4.700%, 01/27/2028	250,000	253,345
Bank of America Corp.(Variable, U.S. SOFR + 1.05%) 2.551%, 02/04/2028(c)	250,000	245,948
4.376%, 04/27/2028(c)	250,000	251,024
4.948%, 07/22/2028(c)	150,000	152,143
6.204%, 11/10/2028(c)	250,000	259,827
3.419%, 12/20/2028(c)	250,000	247,156
3.970%, 03/05/2029(c)	250,000	249,666
5.202%, 04/25/2029(c)	250,000	256,285
2.087%, 06/14/2029(c)	250,000	238,552
4.271%, 07/23/2029(c)	150,000	150,741
5.819%, 09/15/2029(c)	100,000	104,338
3.974%, 02/07/2030(c)	250,000	248,754
3.194%, 07/23/2030(c)	250,000	241,636
2.572%, 10/20/2032(c)	250,000	225,672
2.972%, 02/04/2033(c)	500,000	457,915
4.571%, 04/27/2033(c)	500,000	499,641
5.015%, 07/22/2033(c)	500,000	510,854
5.288%, 04/25/2034(c)	250,000	257,814
5.872%, 09/15/2034(c)	175,000	187,045
5.468%, 01/23/2035(c)	250,000	260,982
2.482%, 09/21/2036(c)	250,000	219,728
3.846%, 03/08/2037(c)	250,000	235,749
Citigroup Inc.(Variable, U.S. SOFR + 1.28%) 3.070%, 02/24/2028(c)	250,000	247,178
4.643%, 05/07/2028(c)	250,000	252,036
4.658%, 05/24/2028(c)	150,000	151,279
5.174%, 02/13/2030(c)	250,000	256,762
3.980%, 03/20/2030(c)	150,000	148,725
4.952%, 05/07/2031(c)	150,000	153,327
2.561%, 05/01/2032(c)	250,000	227,049
3.057%, 01/25/2033(c)	500,000	458,862
3.785%, 03/17/2033(c)	500,000	477,460
4.910%, 05/24/2033(c)	500,000	506,858
6.270%, 11/17/2033(c)	250,000	272,573
6.174%, 05/25/2034(c)	250,000	265,899
5.827%, 02/13/2035(c)	250,000	260,247
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
5.449%, 06/11/2035(c)	$ 250,000	$ 259,305
5.333%, 03/27/2036(c)	100,000	102,498
NatWest Group PLC(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%) 5.583%, 03/01/2028(c)	200,000	203,531
5.808%, 09/13/2029(c)	200,000	208,388
5.076%, 01/27/2030(c)	200,000	204,536
5.778%, 03/01/2035(c)	200,000	211,879
Barclays PLC(Variable, U.S. SOFR + 1.49%) 5.674%, 03/12/2028(c)	200,000	203,586
6.490%, 09/13/2029(c)	200,000	211,435
5.746%, 08/09/2033(c)	250,000	262,879
7.437%, 11/02/2033(c)	250,000	286,266
6.224%, 05/09/2034(c)	250,000	269,406
7.119%, 06/27/2034(c)	250,000	280,377
Lloyds Banking Group PLC(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.80%) 3.750%, 03/18/2028(c)	250,000	249,113
5.087%, 11/26/2028(c)	200,000	203,834
5.679%, 01/05/2035(c)	200,000	210,871
6.068%, 06/13/2036(c)	200,000	210,747
Wells Fargo & Co.(Variable, U.S. SOFR + 1.51%) 3.526%, 03/24/2028(c)	250,000	248,400
5.707%, 04/22/2028(c)	150,000	153,128
3.584%, 05/22/2028(c)	364,000	361,648
2.393%, 06/02/2028(c)	150,000	146,581
4.150%, 01/24/2029	186,000	186,534
5.574%, 07/25/2029(c)	200,000	207,228
6.303%, 10/23/2029(c)	100,000	105,695
5.198%, 01/23/2030(c)	150,000	154,590
5.244%, 01/24/2031(c)	100,000	103,617
5.150%, 04/23/2031(c)	100,000	103,311
3.350%, 03/02/2033(c)	500,000	467,299
4.897%, 07/25/2033(c)	500,000	508,553
5.389%, 04/24/2034(c)	150,000	156,268
5.557%, 07/25/2034(c)	150,000	157,508
5.499%, 01/23/2035(c)	250,000	261,299
5.605%, 04/23/2036(c)	150,000	157,515
ING Groep N.V.(Variable, U.S. SOFR + 1.83%) 4.017%, 03/28/2028(c)	200,000	200,061
5.335%, 03/19/2030(c)	200,000	206,444
5.550%, 03/19/2035(c)	200,000	208,399
HSBC Holdings PLC(Variable, U.S. SOFR + 2.11%) 4.755%, 06/09/2028(c)	250,000	252,221
5.210%, 08/11/2028(c)	250,000	254,259
7.390%, 11/03/2028(c)	250,000	264,328
6.161%, 03/09/2029(c)	250,000	260,363
5.286%, 11/19/2030(c)	200,000	206,520
5.240%, 05/13/2031(c)	200,000	206,229

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
5.402%, 08/11/2033(c)	$ 250,000	$ 259,344
8.113%, 11/03/2033(c)	250,000	293,391
6.254%, 03/09/2034(c)	250,000	272,356
6.547%, 06/20/2034(c)	200,000	216,596
7.399%, 11/13/2034(c)	200,000	228,624
5.450%, 03/03/2036(c)	200,000	206,729
Bank of Nova Scotia, The 5.250%, 06/12/2028	150,000	154,529
4.850%, 02/01/2030	250,000	256,004
4.588%, 05/04/2037	150,000	146,243
Huntington Bancshares Inc.(Variable, U.S. SOFR + 1.97%) 4.443%, 08/04/2028(c)	100,000	100,560
5.272%, 01/15/2031(c)	200,000	205,959
5.709%, 02/02/2035(c)	100,000	104,645
Citibank N.A. 5.803%, 09/29/2028	250,000	262,295
Truist Financial Corp.(Variable, U.S. SOFR + 1.44%) 4.873%, 01/26/2029(c)	100,000	101,614
7.161%, 10/30/2029(c)	150,000	161,866
5.435%, 01/24/2030(c)	100,000	103,599
5.071%, 05/20/2031(c)	100,000	102,821
5.153%, 08/05/2032(c)	100,000	103,348
5.867%, 06/08/2034(c)	150,000	159,861
5.711%, 01/24/2035(c)	100,000	105,406
Mizuho Financial Group Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%) 5.667%, 05/27/2029(c)	200,000	207,344
5.382%, 07/10/2030(c)	200,000	206,956
5.739%, 05/27/2031(c)	200,000	210,761
5.748%, 07/06/2034(c)	200,000	212,268
5.323%, 07/08/2036(c)	200,000	205,933
PNC Financial Services Group Inc., The(Variable, U.S. SOFR + 1.84%) 5.582%, 06/12/2029(c)	250,000	259,384
5.492%, 05/14/2030(c)	100,000	104,190
5.222%, 01/29/2031(c)	100,000	103,548
4.812%, 10/21/2032(c)	100,000	101,872
6.037%, 10/28/2033(c)	150,000	162,227
5.939%, 08/18/2034(c)	150,000	161,289
5.401%, 07/23/2035(c)	100,000	103,610
5.575%, 01/29/2036(c)	100,000	104,524
Fifth Third Bancorp(Variable, U.S. SOFR + 2.34%) 6.339%, 07/27/2029(c)	150,000	158,009
4.772%, 07/28/2030(c)	150,000	151,896
Citizens Financial Group Inc.(Variable, U.S. SOFR + 2.01%) 5.841%, 01/23/2030(c)	100,000	104,362
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
5.253%, 03/05/2031(c)	$ 100,000	$ 102,824
6.645%, 04/25/2035(c)	100,000	110,138
		45,017,342
Beverages (0.00%)
Constellation Brands Inc. 4.350%, 05/09/2027	250,000	250,987
4.750%, 05/09/2032	250,000	251,435
4.900%, 05/01/2033	100,000	100,602
Coca-Cola Co., The 1.450%, 06/01/2027	100,000	97,052
1.000%, 03/15/2028	100,000	94,461
3.450%, 03/25/2030	100,000	98,134
2.000%, 03/05/2031	200,000	181,409
5.000%, 05/13/2034	100,000	104,328
Diageo Capital PLC 5.300%, 10/24/2027	250,000	256,166
5.500%, 01/24/2033	200,000	211,026
PepsiCo Inc. 3.600%, 02/18/2028	250,000	249,518
4.450%, 05/15/2028	250,000	254,010
4.100%, 01/15/2029	50,000	50,298
4.300%, 07/23/2030	100,000	101,104
3.900%, 07/18/2032	100,000	98,434
4.450%, 02/15/2033	100,000	101,873
5.000%, 02/07/2035	100,000	103,103
5.000%, 07/23/2035	50,000	51,179
Anheuser-Busch InBev Worldwide Inc. 3.500%, 06/01/2030	350,000	342,027
Keurig Dr. Pepper Inc. 4.050%, 04/15/2032	250,000	240,694
5.150%, 05/15/2035	50,000	50,204
Brown-Forman Corp. 4.750%, 04/15/2033	100,000	101,545
		3,389,589
Biotechnology & Pharmaceuticals (0.00%)
Astrazeneca Finance LLC 4.800%, 02/26/2027	100,000	101,125
4.875%, 03/03/2028	250,000	255,507
4.900%, 03/03/2030	250,000	258,371
4.875%, 03/03/2033	150,000	154,930
5.000%, 02/26/2034	100,000	103,643
Johnson & Johnson 4.500%, 03/01/2027	100,000	101,033
0.950%, 09/01/2027	100,000	95,764
4.800%, 06/01/2029	100,000	103,293
4.850%, 03/01/2032	200,000	207,763
AbbVie Inc. 4.800%, 03/15/2027	100,000	101,056
4.650%, 03/15/2028	100,000	101,689
4.250%, 11/14/2028	100,000	101,136
3.200%, 11/21/2029	250,000	242,611
4.875%, 03/15/2030	150,000	154,678

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Biotechnology & Pharmaceuticals (Cont.)
4.950%, 03/15/2031	$ 100,000	$ 103,503
5.050%, 03/15/2034	100,000	102,939
5.200%, 03/15/2035	100,000	103,686
Eli Lilly & Co. 4.150%, 08/14/2027	100,000	100,749
3.375%, 03/15/2029	207,000	204,042
4.700%, 02/27/2033	150,000	153,436
4.700%, 02/09/2034	100,000	101,549
5.100%, 02/12/2035	100,000	103,550
Amgen Inc. 5.150%, 03/02/2028	250,000	255,935
3.000%, 02/22/2029	250,000	242,375
4.050%, 08/18/2029	250,000	249,940
5.250%, 03/02/2030	250,000	259,559
3.350%, 02/22/2032	150,000	141,455
4.200%, 03/01/2033	150,000	146,847
5.250%, 03/02/2033	250,000	259,141
GlaxoSmithKline Capital Inc. 3.875%, 05/15/2028	250,000	250,258
Merck & Co. Inc. 4.050%, 05/17/2028	250,000	251,887
3.400%, 03/07/2029	150,000	147,709
4.300%, 05/17/2030	50,000	50,545
4.500%, 05/17/2033	150,000	151,646
Pfizer Investment Enterprises Pte. Ltd. 4.450%, 05/19/2028	250,000	253,394
4.650%, 05/19/2030	250,000	255,154
4.750%, 05/19/2033	250,000	253,127
Sanofi SA 3.625%, 06/19/2028	150,000	149,748
Pfizer Inc. 3.450%, 03/15/2029	150,000	148,328
Gilead Sciences Inc. 1.650%, 10/01/2030	300,000	268,829
Bristol-Myers Squibb Co. 5.100%, 02/22/2031	300,000	312,611
2.950%, 03/15/2032	250,000	231,865
5.200%, 02/22/2034	100,000	104,193
Zoetis Inc. 5.600%, 11/16/2032	250,000	265,990
Novartis Capital Corp. 4.200%, 09/18/2034	100,000	97,923
4.600%, 11/05/2035	150,000	148,957
Takeda U.S. Financing Inc. 5.200%, 07/07/2035	200,000	204,088
		8,157,557
Cable & Satellite (0.00%)
Comcast Corp. 3.300%, 04/01/2027	200,000	198,677
5.350%, 11/15/2027	250,000	255,811
4.550%, 01/15/2029	250,000	253,784
5.500%, 11/15/2032	250,000	264,373
4.650%, 02/15/2033	250,000	251,439
	Principal amount	Value
Corporate Bonds (Cont.)
Cable & Satellite (Cont.)
4.800%, 05/15/2033	$ 250,000	$ 252,583
5.300%, 05/15/2035	100,000	102,431
Charter Communications Operating LLC/Charter Communications Operating Capital 2.250%, 01/15/2029	250,000	234,219
4.400%, 04/01/2033	250,000	235,901
		2,049,218
Chemicals (0.00%)
Albemarle Corp. 4.650%, 06/01/2027	150,000	150,963
5.050%, 06/01/2032	150,000	151,257
Ecolab Inc. 5.250%, 01/15/2028	150,000	154,050
Sherwin-Williams Co., The 4.550%, 03/01/2028	50,000	50,609
2.950%, 08/15/2029	70,000	67,110
4.800%, 09/01/2031	50,000	51,239
Nutrien Ltd. 4.900%, 03/27/2028	150,000	152,741
Air Products and Chemicals Inc. 4.600%, 02/08/2029	100,000	101,808
4.800%, 03/03/2033	100,000	102,133
4.850%, 02/08/2034	100,000	101,838
PPG Industries Inc. 4.375%, 03/15/2031	50,000	49,981
Cabot Corp. 5.000%, 06/30/2032	150,000	152,692
Eastman Chemical Co. 5.750%, 03/08/2033	100,000	104,979
Avery Dennison Corp. 5.750%, 03/15/2033	100,000	106,257
Dow Chemical Co., The 6.300%, 03/15/2033	150,000	158,202
5.150%, 02/15/2034	100,000	99,428
5.350%, 03/15/2035	50,000	49,646
LYB International Finance III LLC 5.500%, 03/01/2034	100,000	99,032
6.150%, 05/15/2035	50,000	51,323
Westlake Corp. 5.550%, 11/15/2035	100,000	100,214
CF Industries Inc. 5.300%, 11/26/2035	100,000	99,835
		2,155,337
Commercial Support Services (0.00%)
Waste Management Inc. 4.875%, 02/15/2029	150,000	153,950
4.625%, 02/15/2030	100,000	101,961
4.800%, 03/15/2032	100,000	102,377
4.150%, 04/15/2032	100,000	99,245
4.625%, 02/15/2033	100,000	101,532
RELX Capital Inc. 4.000%, 03/18/2029	150,000	149,614

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Commercial Support Services (Cont.)
3.000%, 05/22/2030	$ 150,000	$ 142,843
Republic Services Inc. 4.875%, 04/01/2029	150,000	153,798
4.750%, 07/15/2030	50,000	51,181
2.375%, 03/15/2033	100,000	87,403
Waste Connections Inc. 2.600%, 02/01/2030	200,000	188,766
5.000%, 03/01/2034	100,000	102,330
Paychex Inc. 5.100%, 04/15/2030	60,000	61,823
5.350%, 04/15/2032	60,000	62,209
5.600%, 04/15/2035	60,000	62,920
		1,621,952
Construction Materials (0.00%)
Owens Corning 5.500%, 06/15/2027	100,000	102,061
3.500%, 02/15/2030	100,000	96,944
CRH SMW Finance DAC 5.125%, 01/09/2030	200,000	206,310
Amrize Finance U.S. LLC 4.950%, 04/07/2030	100,000	102,328
5.400%, 04/07/2035	130,000	134,399
		642,042
Consumer Services (0.00%)
Trustees of Dartmouth College 4.273%, 06/01/2030	50,000	50,485
Trustees of Princeton University, The 4.647%, 07/01/2030	50,000	51,205
Leland Stanford Junior University, The 4.146%, 08/01/2030	50,000	50,316
4.679%, 03/01/2035	50,000	50,486
President and Fellows of Harvard College 4.609%, 02/15/2035	50,000	50,378
		252,870
Containers & Packaging (0.00%)
Berry Global Inc. 5.500%, 04/15/2028	100,000	103,074
WRKCo Inc. 4.900%, 03/15/2029	100,000	101,892
Amcor Finance U.S.A. Inc. 5.625%, 05/26/2033	100,000	104,543
Amcor Flexibles North America Inc. 5.500%, 03/17/2035	40,000	41,409
		350,918
Diversified Industrials (0.00%)
Parker-Hannifin Corp. 4.250%, 09/15/2027	150,000	150,911
4.500%, 09/15/2029	150,000	152,210
	Principal amount	Value
Corporate Bonds (Cont.)
Diversified Industrials (Cont.)
3M Co. 2.875%, 10/15/2027	$ 100,000	$ 98,321
2.375%, 08/26/2029	100,000	94,285
4.800%, 03/15/2030	50,000	51,148
Honeywell International Inc. 4.950%, 02/15/2028	150,000	153,194
4.250%, 01/15/2029	150,000	151,131
5.000%, 02/15/2033	125,000	128,995
4.500%, 01/15/2034	100,000	99,321
5.000%, 03/01/2035	100,000	102,112
		1,181,628
E-Commerce Discretionary (0.00%)
Amazon.com Inc. 3.300%, 04/13/2027	150,000	149,379
4.550%, 12/01/2027	250,000	254,166
3.450%, 04/13/2029	250,000	247,067
4.650%, 12/01/2029	150,000	154,087
4.100%, 11/20/2030	200,000	200,399
2.100%, 05/12/2031	150,000	135,665
3.600%, 04/13/2032	250,000	242,744
4.700%, 12/01/2032	250,000	257,395
4.650%, 11/20/2035	250,000	249,402
eBay Inc. 5.950%, 11/22/2027	250,000	258,760
6.300%, 11/22/2032	250,000	273,496
		2,422,560
Electric Utilities (0.00%)
National Rural Utilities Cooperative Finance Corp. 4.800%, 02/05/2027	50,000	50,485
5.100%, 05/06/2027	50,000	50,754
4.800%, 03/15/2028	150,000	152,793
5.150%, 06/15/2029	50,000	51,747
4.950%, 02/07/2030	50,000	51,501
5.000%, 02/07/2031	100,000	103,377
2.750%, 04/15/2032	50,000	45,159
5.800%, 01/15/2033	50,000	53,677
Eversource Energy 2.900%, 03/01/2027	150,000	147,937
4.600%, 07/01/2027	150,000	151,035
5.450%, 03/01/2028	150,000	153,803
5.850%, 04/15/2031	100,000	105,594
5.125%, 05/15/2033	150,000	151,758
5.950%, 07/15/2034	100,000	105,932
Exelon Corp. 2.750%, 03/15/2027	150,000	147,747
5.150%, 03/15/2028	150,000	153,288
5.300%, 03/15/2033	150,000	156,109
Virginia Electric and Power Co. 3.750%, 05/15/2027	150,000	149,727
5.000%, 04/01/2033	150,000	153,843
5.300%, 08/15/2033	150,000	155,792
5.000%, 01/15/2034	100,000	101,439

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
5.150%, 03/15/2035	$ 50,000	$ 50,966
4.900%, 09/15/2035	100,000	99,734
Southern California Edison Co. 4.700%, 06/01/2027	150,000	151,181
5.850%, 11/01/2027	150,000	154,152
5.300%, 03/01/2028	150,000	153,196
5.950%, 11/01/2032	150,000	158,893
Pacific Gas and Electric Co. 5.450%, 06/15/2027	150,000	152,503
4.550%, 07/01/2030	150,000	149,475
4.400%, 03/01/2032	150,000	146,563
5.900%, 06/15/2032	150,000	157,276
6.400%, 06/15/2033	150,000	162,084
6.950%, 03/15/2034	100,000	111,474
5.800%, 05/15/2034	100,000	104,022
NextEra Energy Capital Holdings Inc. 4.625%, 07/15/2027	150,000	151,630
4.900%, 02/28/2028	150,000	152,842
4.900%, 03/15/2029	100,000	102,558
5.000%, 02/28/2030	150,000	154,726
5.000%, 07/15/2032	150,000	153,851
5.050%, 02/28/2033	150,000	153,819
6.700%, 09/01/2054(c)	50,000	51,781
Southern Co., The 5.113%, 08/01/2027	150,000	152,426
4.850%, 06/15/2028	150,000	152,750
5.500%, 03/15/2029	50,000	51,936
5.700%, 10/15/2032	150,000	159,117
5.200%, 06/15/2033	150,000	154,333
Alabama Power Co. 3.750%, 09/01/2027	150,000	150,121
WEC Energy Group Inc. 5.150%, 10/01/2027	150,000	152,976
4.750%, 01/15/2028	150,000	152,265
American Electric Power Co. Inc. 5.750%, 11/01/2027	150,000	154,580
5.950%, 11/01/2032	150,000	161,203
7.050%, 12/15/2054(c)	50,000	52,219
Public Service Enterprise Group Inc. 5.850%, 11/15/2027	150,000	154,656
5.400%, 03/15/2035	40,000	41,191
Duke Energy Corp. 5.000%, 12/08/2027	150,000	152,932
4.300%, 03/15/2028	150,000	150,841
4.850%, 01/05/2029	100,000	102,078
5.450%, 06/15/2034	50,000	52,164
4.950%, 09/15/2035	100,000	99,354
6.450%, 09/01/2054(c)	100,000	104,958
Consumers Energy Co. 4.650%, 03/01/2028	150,000	152,428
4.625%, 05/15/2033	150,000	150,743
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
Constellation Energy Generation LLC 5.600%, 03/01/2028	$ 150,000	$ 154,793
Black Hills Corp. 5.950%, 03/15/2028	150,000	155,576
Florida Power & Light Co. 5.050%, 04/01/2028	150,000	153,843
4.400%, 05/15/2028	150,000	151,920
5.150%, 06/15/2029	50,000	51,970
4.625%, 05/15/2030	150,000	153,108
5.100%, 04/01/2033	150,000	155,576
4.800%, 05/15/2033	150,000	153,133
5.300%, 06/15/2034	50,000	52,489
Berkshire Hathaway Energy Co. 3.250%, 04/15/2028	80,000	78,869
3.700%, 07/15/2030	50,000	49,198
System Energy Resources Inc. 6.000%, 04/15/2028	100,000	103,784
Georgia Power Co. 4.650%, 05/16/2028	150,000	152,390
4.700%, 05/15/2032	150,000	152,251
4.950%, 05/17/2033	150,000	153,139
5.250%, 03/15/2034	100,000	103,390
DTE Energy Co. 4.875%, 06/01/2028	150,000	152,645
5.100%, 03/01/2029	50,000	51,277
5.200%, 04/01/2030	100,000	103,244
5.850%, 06/01/2034	50,000	53,411
AES Corp., The 5.450%, 06/01/2028	150,000	153,446
National Grid PLC 5.602%, 06/12/2028	150,000	154,919
5.809%, 06/12/2033	150,000	159,771
San Diego Gas & Electric Co. 4.950%, 08/15/2028	150,000	153,781
Duke Energy Carolinas LLC 3.950%, 11/15/2028	90,000	90,256
4.850%, 03/15/2030	100,000	103,026
4.950%, 01/15/2033	150,000	154,619
4.850%, 01/15/2034	100,000	101,387
5.250%, 03/15/2035	50,000	51,766
Duke Energy Progress LLC 3.450%, 03/15/2029	100,000	98,491
5.050%, 03/15/2035	50,000	50,932
Sempra 3.700%, 04/01/2029	100,000	98,490
5.500%, 08/01/2033	200,000	209,277
6.400%, 10/01/2054(c)	50,000	50,856
6.875%, 10/01/2054(c)	50,000	51,436
6.625%, 04/01/2055(c)	50,000	50,447
Edison International 5.450%, 06/15/2029	50,000	50,906
Consolidated Edison Company of New York Inc. 3.350%, 04/01/2030	50,000	48,469

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
5.500%, 03/15/2034	$ 50,000	$ 52,580
5.125%, 03/15/2035	50,000	51,230
Tennessee Valley Authority 7.125%, 05/01/2030	250,000	283,557
4.875%, 05/15/2035	160,000	165,882
Dayton Power & Light Co., The 4.550%, 08/15/2030(d)	50,000	49,779
PacifiCorp 5.300%, 02/15/2031	100,000	102,982
5.450%, 02/15/2034	100,000	101,668
Puget Energy Inc. 4.224%, 03/15/2032	150,000	143,998
5.725%, 03/15/2035	50,000	51,416
AEP Texas Inc. 4.700%, 05/15/2032	150,000	150,735
Xcel Energy Inc. 4.600%, 06/01/2032	150,000	149,404
5.450%, 08/15/2033	150,000	155,016
Dominion Energy Inc. 5.375%, 11/15/2032	150,000	155,961
6.875%, 02/01/2055(c)	50,000	52,016
Entergy Louisiana LLC 4.000%, 03/15/2033	100,000	96,588
5.350%, 03/15/2034	100,000	104,141
5.150%, 09/15/2034	100,000	102,458
CenterPoint Energy Houston Electric LLC 6.950%, 03/15/2033	100,000	113,714
DTE Electric Co. 5.200%, 04/01/2033	50,000	52,049
5.250%, 05/15/2035	50,000	51,499
Southwestern Electric Power Co. 5.300%, 04/01/2033	100,000	102,896
PPL Electric Utilities Corp. 5.000%, 05/15/2033	150,000	153,869
4.850%, 02/15/2034	100,000	101,261
Ameren Illinois Co. 4.950%, 06/01/2033	150,000	153,447
Public Service Electric and Gas Co. 5.200%, 08/01/2033	150,000	155,849
Arizona Public Service Co. 5.550%, 08/01/2033	150,000	156,887
5.700%, 08/15/2034	100,000	105,321
Oncor Electric Delivery Co. LLC 5.650%, 11/15/2033	100,000	106,370
Oncor Electric Delivery Co. LLC 5.350%, 04/01/2035(d)	50,000	51,678
Duke Energy Florida LLC 5.875%, 11/15/2033	100,000	108,101
Dominion Energy South Carolina Inc. 5.300%, 01/15/2035	100,000	103,671
Union Electric Co. 5.250%, 04/15/2035	50,000	51,572
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
Northern States Power Co. 5.050%, 05/15/2035	$ 50,000	$ 51,038
Duke Energy Ohio Inc. 5.300%, 06/15/2035	50,000	51,630
AEP Transmission Co. LLC 5.375%, 06/15/2035	50,000	51,690
Interstate Power and Light Co. 5.600%, 06/29/2035	50,000	52,123
Public Service Co. of Colorado 5.150%, 09/15/2035	100,000	101,545
Entergy Corp. 7.125%, 12/01/2054(c)	50,000	52,498
		15,787,894
Electric, Gas Marketing & Trading (0.00%)
Southern Power Co. 4.900%, 10/01/2035	50,000	49,555
		49,555
Electrical Equipment (0.00%)
Otis Worldwide Corp. 5.250%, 08/16/2028	150,000	154,628
Lennox International Inc. 5.500%, 09/15/2028	100,000	103,232
Amphenol Corp. 3.900%, 11/15/2028	100,000	99,928
5.050%, 04/05/2029	50,000	51,489
4.125%, 11/15/2030	100,000	99,575
4.400%, 02/15/2033	100,000	99,203
5.000%, 01/15/2035	50,000	51,028
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 5.500%, 04/19/2029	50,000	52,040
Vontier Corp. 2.950%, 04/01/2031	150,000	137,832
Allegion U.S. Holding Co. Inc. 5.411%, 07/01/2032	150,000	156,430
Trane Technologies Financing Ltd. 5.250%, 03/03/2033	100,000	104,346
		1,109,731
Engineering & Construction (0.00%)
Quanta Services Inc. 4.750%, 08/09/2027	50,000	50,615
5.100%, 08/09/2035	50,000	50,209
Jacobs Engineering Group Inc. 6.350%, 08/18/2028	100,000	105,236
MasTec Inc. 5.900%, 06/15/2029	50,000	52,126
		258,186
Entertainment Content (0.00%)
Netflix Inc. 4.875%, 04/15/2028	100,000	102,165

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Entertainment Content (Cont.)
Walt Disney Co., The 3.800%, 03/22/2030	$ 150,000	$ 148,822
6.200%, 12/15/2034	150,000	168,688
		419,675
Food (0.00%)
Mondelez International Inc. 2.625%, 03/17/2027	250,000	246,203
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l. 3.000%, 02/02/2029	250,000	240,783
3.625%, 01/15/2032	250,000	233,943
5.750%, 04/01/2033	73,000	76,284
General Mills Inc. 4.875%, 01/30/2030	100,000	102,347
4.950%, 03/29/2033	100,000	101,605
5.250%, 01/30/2035	100,000	102,247
Kraft Heinz Foods Co. 3.750%, 04/01/2030	250,000	244,896
Pilgrim's Pride Corp. 4.250%, 04/15/2031	250,000	244,067
3.500%, 03/01/2032	250,000	231,366
6.250%, 07/01/2033	100,000	106,884
Kellanova 5.250%, 03/01/2033	100,000	103,815
McCormick & Co. Inc. 4.950%, 04/15/2033	100,000	101,765
Hershey Co., The 4.500%, 05/04/2033	100,000	100,484
		2,236,689
Forestry, Paper & Wood Products (0.00%)
Suzano Austria GmbH 6.000%, 01/15/2029	200,000	205,979
		205,979
Gas & Water Utilities (0.00%)
Southern California Gas Co. 2.950%, 04/15/2027	100,000	98,920
5.200%, 06/01/2033	100,000	103,373
5.450%, 06/15/2035	50,000	52,132
CenterPoint Energy Resources Corp. 5.250%, 03/01/2028	100,000	102,513
5.400%, 03/01/2033	9,000	9,332
NiSource Inc. 5.250%, 03/30/2028	100,000	102,557
5.200%, 07/01/2029	50,000	51,590
3.600%, 05/01/2030	50,000	48,621
5.350%, 07/15/2035	50,000	51,207
6.950%, 11/30/2054(c)	50,000	52,040
Essential Utilities Inc. 2.704%, 04/15/2030	50,000	46,984
5.250%, 08/15/2035	50,000	51,075
	Principal amount	Value
Corporate Bonds (Cont.)
Gas & Water Utilities (Cont.)
Southwest Gas Corp. 4.050%, 03/15/2032	$ 100,000	$ 96,599
American Water Capital Corp. 4.450%, 06/01/2032	100,000	100,180
5.250%, 03/01/2035	50,000	51,630
Atmos Energy Corp. 5.900%, 11/15/2033	50,000	54,159
Southern Co. Gas Capital Corp. 4.950%, 09/15/2034	100,000	100,429
		1,173,341
Health Care Facilities & Services (0.00%)
HCA Inc. 3.125%, 03/15/2027	150,000	148,459
5.000%, 03/01/2028	100,000	101,892
5.200%, 06/01/2028	150,000	153,729
3.375%, 03/15/2029	150,000	146,259
5.250%, 03/01/2030	100,000	103,313
5.450%, 04/01/2031	100,000	104,455
3.625%, 03/15/2032	100,000	94,606
5.500%, 06/01/2033	100,000	104,217
5.600%, 04/01/2034	100,000	104,441
5.750%, 03/01/2035	100,000	105,161
4.900%, 11/15/2035	50,000	49,409
UnitedHealth Group Inc. 3.700%, 05/15/2027	250,000	249,576
5.250%, 02/15/2028	250,000	256,942
4.000%, 05/15/2029	250,000	249,884
5.300%, 02/15/2030	250,000	260,670
4.650%, 01/15/2031	100,000	101,716
4.200%, 05/15/2032	250,000	247,194
5.350%, 02/15/2033	100,000	104,350
4.500%, 04/15/2033	100,000	99,592
5.150%, 07/15/2034	100,000	102,609
CommonSpirit Health 6.073%, 11/01/2027	150,000	155,073
Cencora Inc. 4.625%, 12/15/2027	100,000	101,280
5.150%, 02/15/2035	100,000	102,422
Humana Inc. 5.750%, 03/01/2028	250,000	257,816
3.700%, 03/23/2029	250,000	245,591
5.375%, 04/15/2031	100,000	103,468
IQVIA Inc. 5.700%, 05/15/2028	200,000	206,360
6.250%, 02/01/2029	100,000	105,465
Centene Corp. 2.450%, 07/15/2028	250,000	234,116
2.500%, 03/01/2031	400,000	345,333
McKesson Corp. 4.900%, 07/15/2028	150,000	153,672
4.950%, 05/30/2032	50,000	51,455
5.100%, 07/15/2033	100,000	103,492
CVS Health Corp. 5.000%, 01/30/2029	150,000	153,273

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Health Care Facilities & Services (Cont.)
5.125%, 02/21/2030	$ 250,000	$ 257,030
3.750%, 04/01/2030	100,000	97,713
5.250%, 01/30/2031	250,000	258,475
5.000%, 09/15/2032	50,000	51,121
5.250%, 02/21/2033	100,000	103,143
5.300%, 06/01/2033	100,000	103,285
5.700%, 06/01/2034	100,000	105,005
5.450%, 09/15/2035	100,000	102,522
Cigna Group, The 5.000%, 05/15/2029	300,000	308,296
5.125%, 05/15/2031	100,000	103,462
5.250%, 02/15/2034	100,000	102,998
Cardinal Health Inc. 4.500%, 09/15/2030	100,000	101,024
5.350%, 11/15/2034	100,000	103,273
Universal Health Services Inc. 2.650%, 10/15/2030	250,000	228,166
Adventist Health System 5.430%, 03/01/2032	150,000	153,483
Sutter Health 5.213%, 08/15/2032	50,000	51,851
5.164%, 08/15/2033	100,000	103,003
Elevance Health Inc. 5.500%, 10/15/2032	250,000	263,516
4.750%, 02/15/2033	250,000	251,122
5.375%, 06/15/2034	100,000	103,503
Quest Diagnostics Inc. 6.400%, 11/30/2033	100,000	110,876
Ascension Health 4.923%, 11/15/2035	50,000	50,179
		8,320,336
Healthcare - Products (0.00%)
Solventum Corp. 5.450%, 03/13/2031	100,000	104,366
		104,366
Home Construction (0.00%)
D.R. Horton Inc. 1.400%, 10/15/2027	100,000	95,716
5.500%, 10/15/2035	100,000	104,372
Lennar Corp. 5.200%, 07/30/2030	50,000	51,439
Sekisui House U.S. Inc. 2.500%, 01/15/2031	100,000	88,975
Fortune Brands Innovations Inc. 4.000%, 03/25/2032	150,000	143,924
5.875%, 06/01/2033	100,000	105,809
Meritage Homes Corp. 5.650%, 03/15/2035	75,000	76,774
		667,009
Household Products (0.00%)
Procter & Gamble Co., The 1.900%, 02/01/2027	100,000	98,197
	Principal amount	Value
Corporate Bonds (Cont.)
Household Products (Cont.)
3.950%, 01/26/2028	$ 100,000	$ 100,923
4.150%, 10/24/2029	50,000	50,728
2.300%, 02/01/2032	100,000	91,442
4.050%, 01/26/2033	100,000	100,148
4.350%, 11/03/2035	100,000	99,006
Haleon U.S. Capital LLC 3.375%, 03/24/2027	250,000	248,213
3.625%, 03/24/2032	250,000	238,226
Colgate-Palmolive Co. 3.100%, 08/15/2027	100,000	99,160
4.600%, 03/01/2028	100,000	101,568
Kenvue Inc. 5.050%, 03/22/2028	100,000	102,188
5.000%, 03/22/2030	100,000	103,048
4.900%, 03/22/2033	100,000	102,189
Unilever Capital Corp. 1.375%, 09/14/2030	300,000	266,692
Clorox Co., The 4.600%, 05/01/2032	100,000	101,022
Church & Dwight Co. Inc. 5.600%, 11/15/2032	100,000	106,453
Estee Lauder Cos. Inc., The 4.650%, 05/15/2033	100,000	100,758
		2,109,961
Industrial Intermediate Products (0.00%)
Timken Co., The 4.125%, 04/01/2032	150,000	144,289
		144,289
Institutional Financial Services (0.00%)
Intercontinental Exchange Inc. 4.000%, 09/15/2027	250,000	250,765
4.350%, 06/15/2029	250,000	252,773
4.600%, 03/15/2033	250,000	253,292
Nomura Holdings Inc. 5.842%, 01/18/2028	500,000	516,109
6.181%, 01/18/2033	250,000	270,741
Morgan Stanley(Variable, U.S. SOFR + 1.00%) 2.475%, 01/21/2028(c)	250,000	245,939
5.652%, 04/13/2028(c)	100,000	101,982
4.210%, 04/20/2028(c)	250,000	250,595
3.772%, 01/24/2029(c)	150,000	149,197
5.123%, 02/01/2029(c)	250,000	255,256
5.164%, 04/20/2029(c)	250,000	255,710
5.449%, 07/20/2029(c)	250,000	258,131
6.407%, 11/01/2029(c)	150,000	159,044
5.173%, 01/16/2030(c)	150,000	154,082
4.431%, 01/23/2030(c)	250,000	251,541
5.656%, 04/18/2030(c)	250,000	260,634
5.042%, 07/19/2030(c)	250,000	256,551
2.699%, 01/22/2031(c)	250,000	234,685
4.356%, 10/22/2031	150,000	149,652
2.239%, 07/21/2032(c)	250,000	222,364

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Institutional Financial Services (Cont.)
2.943%, 01/21/2033(c)	$ 250,000	$ 228,415
4.889%, 07/20/2033(c)	500,000	508,035
6.342%, 10/18/2033(c)	500,000	548,631
5.250%, 04/21/2034(c)	150,000	154,709
5.424%, 07/21/2034(c)	150,000	156,294
6.627%, 11/01/2034(c)	100,000	112,035
2.484%, 09/16/2036(c)	250,000	220,101
4.892%, 10/22/2036	250,000	248,342
5.297%, 04/20/2037(c)	250,000	254,617
5.948%, 01/19/2038(c)	250,000	263,438
5.942%, 02/07/2039(c)	250,000	263,173
Bank of New York Mellon Corp., The 3.400%, 01/29/2028	250,000	248,291
3.992%, 06/13/2028(c)	150,000	150,074
5.834%, 10/25/2033(c)	150,000	161,952
4.706%, 02/01/2034(c)	150,000	150,777
6.474%, 10/25/2034(c)	250,000	279,954
State Street Corp.(Variable, U.S. SOFR + 0.73%) 2.203%, 02/07/2028(c)	150,000	147,288
4.536%, 02/28/2028	100,000	101,556
4.729%, 02/28/2030	100,000	102,405
4.834%, 04/24/2030	100,000	103,044
4.675%, 10/22/2032(c)	100,000	101,953
5.159%, 05/18/2034(c)	150,000	155,360
5.146%, 02/28/2036(c)	60,000	61,538
Goldman Sachs Group Inc., The(Variable, U.S. SOFR + 1.11%) 2.640%, 02/24/2028(c)	250,000	246,123
3.615%, 03/15/2028(c)	250,000	248,642
4.937%, 04/23/2028(c)	150,000	151,737
4.482%, 08/23/2028(c)	250,000	251,788
4.223%, 05/01/2029(c)	150,000	150,349
6.484%, 10/24/2029(c)	150,000	159,130
5.727%, 04/25/2030(c)	250,000	261,345
5.049%, 07/23/2030(c)	250,000	256,339
4.369%, 10/21/2031	250,000	249,687
2.615%, 04/22/2032(c)	250,000	228,165
2.383%, 07/21/2032(c)	250,000	224,145
3.102%, 02/24/2033(c)	500,000	461,312
6.561%, 10/24/2034(c)	100,000	111,587
5.851%, 04/25/2035(c)	100,000	106,481
5.330%, 07/23/2035(c)	100,000	102,925
5.016%, 10/23/2035(c)	100,000	100,708
5.536%, 01/28/2036(c)	150,000	156,059
4.939%, 10/21/2036	250,000	248,728
Jefferies Financial Group Inc. 5.875%, 07/21/2028	100,000	103,939
6.200%, 04/14/2034	100,000	105,741
BGC Group Inc. 6.150%, 04/02/2030	50,000	51,803
LPL Holdings Inc. 5.150%, 06/15/2030	50,000	51,028
5.650%, 03/15/2035	100,000	102,681
	Principal amount	Value
Corporate Bonds (Cont.)
Institutional Financial Services (Cont.)
CME Group Inc. 2.650%, 03/15/2032	$ 100,000	$ 91,534
Nasdaq Inc. 5.550%, 02/15/2034	88,000	92,556
Goldman Sachs Capital I 6.345%, 02/15/2034	100,000	106,288
		13,891,845
Insurance (0.00%)
Berkshire Hathaway Finance Corp. 2.300%, 03/15/2027	50,000	49,217
2.875%, 03/15/2032	100,000	93,334
Progressive Corp., The 2.500%, 03/15/2027	50,000	49,226
4.950%, 06/15/2033	100,000	102,682
Aon Corp./Aon Global Holdings PLC 2.850%, 05/28/2027	150,000	147,755
5.350%, 02/28/2033	250,000	260,668
Willis North America Inc. 4.650%, 06/15/2027	250,000	251,990
F&G Annuities & Life Inc. 7.400%, 01/13/2028	250,000	261,691
6.500%, 06/04/2029	100,000	104,230
Corebridge Financial Inc. 3.850%, 04/05/2029	250,000	246,093
3.900%, 04/05/2032	250,000	237,840
6.875%, 12/15/2052(c)	250,000	256,042
Chubb INA Holdings LLC 4.650%, 08/15/2029	150,000	153,439
5.000%, 03/15/2034	100,000	102,488
Marsh & McLennan Cos. Inc. 4.650%, 03/15/2030	100,000	102,045
2.250%, 11/15/2030	250,000	228,473
MetLife Inc. 4.550%, 03/23/2030	250,000	255,383
Aflac Inc. 3.600%, 04/01/2030	250,000	245,904
Brown & Brown Inc. 4.900%, 06/23/2030	60,000	60,902
Lincoln National Corp. 3.400%, 01/15/2031	150,000	142,685
Arthur J. Gallagher & Co. 5.000%, 02/15/2032	100,000	102,354
5.150%, 02/15/2035	100,000	101,272
American International Group Inc. 5.125%, 03/27/2033	250,000	257,567
Allstate Corp., The 5.250%, 03/30/2033	250,000	260,602
Fairfax Financial Holdings Ltd. 6.000%, 12/07/2033	100,000	106,146
Aon North America Inc. 5.450%, 03/01/2034	100,000	104,123

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Insurance (Cont.)
Prudential Financial Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.16%) 5.125%, 03/01/2052(c)	$ 250,000	$ 247,715
6.000%, 09/01/2052(c)	250,000	257,582
Athene Holding Ltd. 6.625%, 10/15/2054(c)	250,000	249,526
		5,038,974
Internet Media & Services (0.00%)
Meta Platforms Inc. 3.500%, 08/15/2027	500,000	499,056
4.600%, 05/15/2028	500,000	509,374
4.800%, 05/15/2030	100,000	103,051
3.850%, 08/15/2032	200,000	194,257
4.950%, 05/15/2033	250,000	257,775
4.750%, 08/15/2034	100,000	101,058
4.875%, 11/15/2035	100,000	100,034
Uber Technologies Inc. 4.300%, 01/15/2030	100,000	100,625
Expedia Group Inc. 3.250%, 02/15/2030	100,000	95,983
5.400%, 02/15/2035	100,000	102,769
Alphabet Inc. 4.100%, 11/15/2030	175,000	175,734
4.375%, 11/15/2032	100,000	100,489
4.500%, 05/15/2035	50,000	49,830
4.700%, 11/15/2035	300,000	300,664
		2,690,699
Investment Companies (0.00%)
Apollo Debt Solutions BDC 6.550%, 03/15/2032	100,000	103,615
		103,615
IT Services (0.00%)
International Business Machines Corp. 2.200%, 02/09/2027	150,000	147,272
4.150%, 07/27/2027	150,000	150,817
4.500%, 02/06/2028	100,000	100,982
1.950%, 05/15/2030	200,000	182,445
4.750%, 02/06/2033	250,000	254,206
5.200%, 02/10/2035	100,000	102,682
Kyndryl Holdings Inc. 2.700%, 10/15/2028	250,000	239,633
3.150%, 10/15/2031	150,000	137,118
Booz Allen Hamilton Inc. 5.950%, 08/04/2033	100,000	104,367
IBM International Capital Pte. Ltd. 4.900%, 02/05/2034	100,000	101,086
Accenture Capital Inc. 4.500%, 10/04/2034	100,000	98,794
		1,619,402
	Principal amount	Value
Corporate Bonds (Cont.)
Leisure Facilities & Services (0.00%)
Hyatt Hotels Corp. 5.750%, 01/30/2027	$ 80,000	$ 81,239
5.050%, 03/30/2028	50,000	50,920
5.750%, 03/30/2032	100,000	104,950
Starbucks Corp. 4.850%, 02/08/2027	100,000	100,897
2.250%, 03/12/2030	100,000	92,284
4.800%, 02/15/2033	100,000	101,382
5.000%, 02/15/2034	100,000	102,175
Las Vegas Sands Corp. 5.900%, 06/01/2027	100,000	102,008
6.000%, 08/15/2029	100,000	104,444
6.000%, 06/14/2030	50,000	52,450
McDonald's Corp. 4.800%, 08/14/2028	250,000	255,376
3.600%, 07/01/2030	150,000	147,319
4.950%, 08/14/2033	100,000	103,298
Marriott International Inc. 4.900%, 04/15/2029	250,000	255,792
5.100%, 04/15/2032	100,000	103,122
5.300%, 05/15/2034	100,000	103,303
5.350%, 03/15/2035	50,000	51,479
		1,912,438
Leisure Products (0.00%)
Hasbro Inc. 3.900%, 11/19/2029	50,000	49,192
		49,192
Machinery (0.00%)
Caterpillar Financial Services Corp. 4.500%, 01/08/2027	100,000	100,733
5.000%, 05/14/2027	50,000	50,836
3.600%, 08/12/2027	100,000	99,860
4.375%, 08/16/2029	100,000	101,435
4.800%, 01/08/2030	100,000	103,433
John Deere Capital Corp. 4.500%, 01/08/2027	100,000	100,766
4.150%, 09/15/2027	100,000	100,787
4.900%, 03/03/2028	100,000	102,358
4.950%, 07/14/2028	100,000	102,727
4.850%, 10/11/2029	150,000	154,840
4.700%, 06/10/2030	150,000	153,788
4.350%, 09/15/2032	100,000	100,396
5.100%, 04/11/2034	100,000	103,583
5.050%, 06/12/2034	100,000	103,331
Stanley Black & Decker Inc. 6.000%, 03/06/2028	150,000	155,490
CNH Industrial Capital LLC 4.750%, 03/21/2028	100,000	101,169
4.550%, 04/10/2028	100,000	100,713
Regal Rexnord Corp. 6.050%, 04/15/2028	150,000	155,214
6.300%, 02/15/2030	150,000	159,097
6.400%, 04/15/2033	250,000	269,269

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Machinery (Cont.)
Eaton Corp. 4.350%, 05/18/2028	$ 150,000	$ 151,702
4.150%, 03/15/2033	100,000	98,550
Ingersoll Rand Inc. 5.400%, 08/14/2028	150,000	155,102
5.176%, 06/15/2029	50,000	51,721
5.700%, 08/14/2033	100,000	106,113
5.450%, 06/15/2034	100,000	104,193
Veralto Corp. 5.350%, 09/18/2028	100,000	103,153
Deere Funding Canada Corp. 4.150%, 10/09/2030	130,000	130,096
Pentair Finance S.a.r.l. 5.900%, 07/15/2032	100,000	106,248
AGCO Corp. 5.800%, 03/21/2034	100,000	104,768
Deere & Co. 5.450%, 01/16/2035	100,000	105,690
Caterpillar Inc. 5.200%, 05/15/2035	100,000	103,829
		3,740,990
Medical Equipment & Devices (0.00%)
Baxter International Inc. 1.915%, 02/01/2027	66,000	64,409
4.900%, 12/15/2030	50,000	50,418
2.539%, 02/01/2032	100,000	87,273
Bio-Rad Laboratories Inc. 3.300%, 03/15/2027	150,000	148,660
GE HealthCare Technologies Inc. 5.650%, 11/15/2027	150,000	154,447
5.857%, 03/15/2030	250,000	264,562
5.905%, 11/22/2032	250,000	269,633
Thermo Fisher Scientific Inc. 4.800%, 11/21/2027	150,000	152,663
4.977%, 08/10/2030	250,000	259,521
5.086%, 08/10/2033	100,000	103,965
4.794%, 10/07/2035	100,000	100,500
Illumina Inc. 5.750%, 12/13/2027	150,000	154,511
Stryker Corp. 4.700%, 02/10/2028	100,000	101,458
4.850%, 02/10/2030	100,000	102,743
5.200%, 02/10/2035	100,000	102,904
Becton Dickinson & Co. 4.693%, 02/13/2028	150,000	152,024
Medtronic Global Holdings SCA 4.250%, 03/30/2028	150,000	151,192
4.500%, 03/30/2033	100,000	100,348
Zimmer Biomet Holdings Inc. 5.500%, 02/19/2035	50,000	51,949
		2,573,180
	Principal amount	Value
Corporate Bonds (Cont.)
Metals & Mining (0.00%)
Rio Tinto Finance U.S.A. PLC 4.375%, 03/12/2027	$ 100,000	$ 100,679
4.500%, 03/14/2028	100,000	101,184
4.875%, 03/14/2030	100,000	102,850
5.000%, 03/09/2033	100,000	102,849
5.250%, 03/14/2035	100,000	103,231
BHP Billiton Finance U.S.A. Ltd. 4.750%, 02/28/2028	150,000	152,379
5.100%, 09/08/2028	100,000	103,081
4.900%, 02/28/2033	100,000	102,179
Newmont Corp./Newcrest Finance Pty Ltd. 3.250%, 05/13/2030	79,000	76,580
5.350%, 03/15/2034	50,000	52,341
Vale Overseas Ltd. 3.750%, 07/08/2030	100,000	96,277
6.125%, 06/12/2033	100,000	107,045
Freeport-McMoRan Inc. 4.625%, 08/01/2030	100,000	100,801
Yamana Gold Inc. 2.630%, 08/15/2031	150,000	135,014
Newmont Corp. 5.875%, 04/01/2035	50,000	54,172
		1,490,662
Oil & Gas Supply Chain (0.00%)
Enterprise Products Operating LLC 4.600%, 01/11/2027	100,000	100,727
3.125%, 07/31/2029	150,000	145,553
4.600%, 01/15/2031	100,000	101,309
5.350%, 01/31/2033	100,000	104,613
4.950%, 02/15/2035	100,000	101,375
Sabine Pass Liquefaction LLC 5.000%, 03/15/2027	100,000	100,679
4.200%, 03/15/2028	100,000	100,120
4.500%, 05/15/2030	100,000	100,501
Exxon Mobil Corp. 3.294%, 03/19/2027	250,000	248,947
2.610%, 10/15/2030	250,000	234,625
Coterra Energy Inc. 3.900%, 05/15/2027	250,000	249,083
4.375%, 03/15/2029	250,000	250,780
Targa Resources Corp. 5.200%, 07/01/2027	250,000	254,082
6.150%, 03/01/2029	100,000	105,326
4.900%, 09/15/2030	100,000	101,994
6.125%, 03/15/2033	100,000	107,159
Chevron U.S.A. Inc. 1.018%, 08/12/2027	250,000	239,656
3.850%, 01/15/2028	250,000	250,442
3.250%, 10/15/2029	250,000	244,219
4.300%, 10/15/2030	100,000	101,055
Phillips 66 Co. 4.950%, 12/01/2027	125,000	127,024
3.750%, 03/01/2028	100,000	99,340

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas Supply Chain (Cont.)
3.150%, 12/15/2029	$ 150,000	$ 144,102
5.300%, 06/30/2033	150,000	154,972
5.875%, 03/15/2056	100,000	98,930
Energy Transfer L.P. 5.550%, 02/15/2028	250,000	256,724
5.750%, 02/15/2033	100,000	105,088
6.550%, 12/01/2033	100,000	109,785
5.550%, 05/15/2034	100,000	102,936
5.600%, 09/01/2034	100,000	103,101
5.700%, 04/01/2035	100,000	103,698
MPLX L.P. 4.000%, 03/15/2028	100,000	99,817
2.650%, 08/15/2030	100,000	92,703
4.800%, 02/15/2031	100,000	101,167
5.000%, 03/01/2033	100,000	100,621
5.500%, 06/01/2034	100,000	102,202
5.400%, 09/15/2035	100,000	100,910
EQT Corp. 5.700%, 04/01/2028	250,000	258,051
4.750%, 01/15/2031	50,000	50,375
TransCanada PipeLines Ltd. 4.250%, 05/15/2028	150,000	150,349
Ovintiv Inc. 5.650%, 05/15/2028	250,000	257,431
6.250%, 07/15/2033	250,000	265,586
Williams Cos. Inc., The 5.300%, 08/15/2028	250,000	257,448
2.600%, 03/15/2031	250,000	228,493
5.650%, 03/15/2033	100,000	105,348
Occidental Petroleum Corp. 6.375%, 09/01/2028	100,000	104,748
8.875%, 07/15/2030	100,000	115,622
5.550%, 10/01/2034	100,000	102,029
Cheniere Energy Inc. 4.625%, 10/15/2028	250,000	249,667
ONEOK Inc. 5.650%, 11/01/2028	250,000	259,729
5.800%, 11/01/2030	250,000	263,754
6.100%, 11/15/2032	150,000	160,755
5.050%, 11/01/2034	100,000	99,326
5.400%, 10/15/2035	100,000	101,254
Enbridge Inc. 6.000%, 11/15/2028	100,000	105,118
5.300%, 04/05/2029	100,000	103,154
4.500%, 02/15/2031	100,000	100,017
5.700%, 03/08/2033	150,000	158,240
5.550%, 06/20/2035	50,000	51,825
5.200%, 11/20/2035	100,000	100,945
BP Capital Markets America Inc. 4.970%, 10/17/2029	100,000	102,969
2.721%, 01/12/2032	250,000	228,034
4.812%, 02/13/2033	250,000	253,585
4.893%, 09/11/2033	100,000	101,880
4.989%, 04/10/2034	100,000	102,163
5.227%, 11/17/2034	100,000	103,387
	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas Supply Chain (Cont.)
Eastern Gas Transmission & Storage Inc. 3.000%, 11/15/2029	$ 150,000	$ 143,429
Cheniere Corp.us Christi Holdings LLC 3.700%, 11/15/2029	250,000	244,359
Canadian Natural Resources Ltd. 5.000%, 12/15/2029	100,000	102,601
5.400%, 12/15/2034	100,000	101,901
Diamondback Energy Inc. 5.150%, 01/30/2030	100,000	102,942
6.250%, 03/15/2033	250,000	269,840
5.400%, 04/18/2034	100,000	102,562
Chevron Corp. 2.236%, 05/11/2030	250,000	232,068
Kinder Morgan Inc. 5.150%, 06/01/2030	100,000	103,496
5.200%, 06/01/2033	100,000	103,047
5.400%, 02/01/2034	100,000	103,426
EOG Resources Inc. 4.400%, 01/15/2031	100,000	100,496
Plains All American Pipeline L.P./PAA Finance Corp. 4.700%, 01/15/2031	100,000	100,655
Cenovus Energy Inc. 4.650%, 03/20/2031	100,000	99,753
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 4.000%, 01/15/2032	250,000	238,878
Western Midstream Operating L.P. 6.150%, 04/01/2033	250,000	265,064
Cheniere Energy Partners L.P. 5.950%, 06/30/2033	100,000	106,195
Cheniere Energy Partners L.P. 5.550%, 10/30/2035(d)	150,000	153,753
TotalEnergies Capital SA 4.724%, 09/10/2034	100,000	101,049
ConocoPhillips Co. 5.000%, 01/15/2035	150,000	152,352
Shell Finance U.S. Inc. 4.125%, 05/11/2035	50,000	48,099
Woodside Finance Ltd. 6.000%, 05/19/2035	100,000	104,332
Plains All American Pipeline L.P. 5.950%, 06/15/2035	100,000	104,389
Viper Energy Partners LLC 5.700%, 08/01/2035	100,000	102,053
		13,073,386

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Oil, Gas Services & Equipment (0.00%)
Schlumberger Investment SA 2.650%, 06/26/2030	$ 100,000	$ 93,910
Helmerich & Payne Inc. 2.900%, 09/29/2031	100,000	89,369
		183,279
Packaging & Containers (0.00%)
Sonoco Products Co. 4.600%, 09/01/2029	100,000	100,860
		100,860
Pharmaceuticals (0.00%)
Eli Lilly & Co. 4.250%, 03/15/2031	50,000	50,423
Cardinal Health Inc. 5.150%, 09/15/2035	50,000	50,924
		101,347
Real Estate Investment Trusts (0.00%)
Crown Castle Inc. 4.000%, 03/01/2027	100,000	99,780
2.900%, 03/15/2027	100,000	98,571
3.650%, 09/01/2027	100,000	99,243
5.000%, 01/11/2028	100,000	101,588
2.250%, 01/15/2031	100,000	89,401
2.100%, 04/01/2031	100,000	88,336
2.500%, 07/15/2031	100,000	89,480
5.100%, 05/01/2033	250,000	252,546
5.800%, 03/01/2034	100,000	105,005
Boston Properties L.P. 6.750%, 12/01/2027	250,000	261,547
Prologis L.P. 3.375%, 12/15/2027	250,000	247,927
4.000%, 09/15/2028	250,000	250,562
2.875%, 11/15/2029	250,000	239,209
1.750%, 07/01/2030	250,000	225,107
4.750%, 06/15/2033	250,000	252,541
5.000%, 03/15/2034	100,000	102,009
5.250%, 05/15/2035	100,000	103,468
Digital Realty Trust L.P. 5.550%, 01/15/2028	250,000	256,861
VICI Properties L.P. 4.750%, 02/15/2028	250,000	252,515
5.125%, 05/15/2032	250,000	252,095
5.625%, 04/01/2035	100,000	102,344
ERP Operating L.P. 3.500%, 03/01/2028	50,000	49,533
3.000%, 07/01/2029	50,000	48,251
4.950%, 06/15/2032	50,000	51,196
4.650%, 09/15/2034	50,000	49,563
American Tower Corp. 5.500%, 03/15/2028	500,000	514,551
5.250%, 07/15/2028	500,000	514,232
5.650%, 03/15/2033	500,000	527,623
	Principal amount	Value
Corporate Bonds (Cont.)
Real Estate Investment Trusts (Cont.)
Extra Space Storage L.P. 5.700%, 04/01/2028	$ 250,000	$ 258,361
3.900%, 04/01/2029	250,000	247,158
4.000%, 06/15/2029	50,000	49,545
5.500%, 07/01/2030	250,000	260,411
2.200%, 10/15/2030	100,000	90,586
2.400%, 10/15/2031	100,000	88,983
4.950%, 01/15/2033	100,000	101,188
Rexford Industrial Realty L.P. 5.000%, 06/15/2028	250,000	254,420
Realty Income Corp. 4.700%, 12/15/2028	250,000	254,967
4.850%, 03/15/2030	250,000	256,922
5.625%, 10/13/2032	250,000	265,358
1.800%, 03/15/2033	100,000	83,151
Ventas Realty L.P. 4.400%, 01/15/2029	100,000	100,471
5.000%, 01/15/2035	100,000	100,280
Public Storage Operating Co. 5.125%, 01/15/2029	50,000	51,692
4.375%, 07/01/2030	50,000	50,452
Alexandria Real Estate Equities Inc. 2.750%, 12/15/2029	50,000	46,967
4.900%, 12/15/2030	50,000	50,707
2.000%, 05/18/2032	50,000	42,343
1.875%, 02/01/2033	50,000	40,989
4.750%, 04/15/2035	50,000	48,211
Welltower OP LLC 4.500%, 07/01/2030	50,000	50,596
3.850%, 06/15/2032	250,000	241,653
5.125%, 07/01/2035	100,000	102,231
Omega Healthcare Investors Inc. 5.200%, 07/01/2030	50,000	50,926
Simon Property Group L.P. 2.650%, 07/15/2030	50,000	46,866
5.500%, 03/08/2033	250,000	263,683
4.750%, 09/26/2034	100,000	99,690
5.125%, 10/01/2035	100,000	101,684
WP Carey Inc. 4.650%, 07/15/2030	50,000	50,394
Lineage OP L.P. 5.250%, 07/15/2030(d)	50,000	50,480
AvalonBay Communities Inc. 2.450%, 01/15/2031	250,000	228,837
CubeSmart L.P. 2.000%, 02/15/2031	150,000	132,813
Kimco Realty OP LLC 3.200%, 04/01/2032	250,000	232,505
American Homes 4 Rent L.P. 3.625%, 04/15/2032	250,000	236,511
Equinix Inc. 3.900%, 04/15/2032	150,000	144,368
Invitation Homes Operating Partnership L.P. 4.150%, 04/15/2032	250,000	243,437

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Real Estate Investment Trusts (Cont.)
Healthpeak OP LLC 5.250%, 12/15/2032	$ 250,000	$ 256,618
Weyerhaeuser Co. 3.375%, 03/09/2033	100,000	91,655
Equinix Europe 2 Financing Corp. LLC 5.500%, 06/15/2034	50,000	51,865
Brixmor Operating Partnership L.P. 5.750%, 02/15/2035	100,000	105,235
		10,850,293
Retail - Consumer Staples (0.00%)
Target Corp. 1.950%, 01/15/2027	250,000	245,525
6.350%, 11/01/2032	100,000	111,059
4.400%, 01/15/2033	250,000	250,344
Walmart Inc. 3.950%, 09/09/2027	150,000	150,865
3.900%, 04/15/2028	250,000	251,353
4.000%, 04/15/2030	250,000	252,348
4.150%, 09/09/2032	250,000	251,917
4.100%, 04/15/2033	250,000	250,001
Dollar General Corp. 5.200%, 07/05/2028	250,000	256,311
Kroger Co., The 1.700%, 01/15/2031	250,000	220,492
		2,240,215
Retail - Discretionary (0.00%)
Lowe's Cos. Inc. 3.350%, 04/01/2027	150,000	148,937
1.300%, 04/15/2028	150,000	141,484
3.750%, 04/01/2032	150,000	143,941
5.150%, 07/01/2033	250,000	258,651
Home Depot Inc., The 2.875%, 04/15/2027	150,000	148,417
4.900%, 04/15/2029	100,000	102,963
2.950%, 06/15/2029	100,000	96,855
4.750%, 06/25/2029	100,000	102,596
2.700%, 04/15/2030	50,000	47,331
4.500%, 09/15/2032	250,000	253,360
4.950%, 06/25/2034	100,000	102,485
4.650%, 09/15/2035	100,000	99,336
AutoZone Inc. 4.500%, 02/01/2028	150,000	151,406
6.250%, 11/01/2028	100,000	105,700
Genuine Parts Co. 6.500%, 11/01/2028	50,000	52,897
AutoNation Inc. 3.850%, 03/01/2032	150,000	141,183
O'Reilly Automotive Inc. 4.700%, 06/15/2032	150,000	151,538
		2,249,080
	Principal amount	Value
Corporate Bonds (Cont.)
Semiconductors (0.00%)
TSMC Arizona Corp. 3.875%, 04/22/2027	$ 200,000	$ 200,001
NXP B.V./NXP Funding LLC/NXP U.S.A. Inc. 3.150%, 05/01/2027	150,000	148,268
3.400%, 05/01/2030	150,000	144,781
2.500%, 05/11/2031	100,000	90,598
5.250%, 08/19/2035	50,000	50,830
QUALCOMM Inc. 3.250%, 05/20/2027	150,000	149,190
5.400%, 05/20/2033	250,000	265,111
5.000%, 05/20/2035	50,000	50,895
Broadcom Inc. 5.050%, 07/12/2027	200,000	203,603
4.150%, 02/15/2028	100,000	100,366
4.800%, 04/15/2028	100,000	101,815
5.050%, 07/12/2029	100,000	103,031
4.350%, 02/15/2030	100,000	100,737
4.600%, 07/15/2030	150,000	152,520
4.200%, 10/15/2030	130,000	130,046
2.450%, 02/15/2031	150,000	137,314
5.150%, 11/15/2031	100,000	103,901
4.550%, 02/15/2032	100,000	100,412
2.600%, 02/15/2033	100,000	88,187
3.419%, 04/15/2033	100,000	92,803
3.469%, 04/15/2034	100,000	91,386
4.800%, 10/15/2034	100,000	100,384
5.200%, 07/15/2035	100,000	102,722
4.000%, 04/15/2029(d)	150,000	149,470
4.150%, 04/15/2032(d)	150,000	146,897
Intel Corp. 3.750%, 08/05/2027	150,000	149,158
4.875%, 02/10/2028	100,000	101,407
1.600%, 08/12/2028	250,000	234,671
4.000%, 08/05/2029	150,000	148,556
5.125%, 02/10/2030	150,000	153,866
5.200%, 02/10/2033	250,000	255,214
Texas Instruments Inc. 2.900%, 11/03/2027	150,000	148,468
4.900%, 03/14/2033	250,000	258,357
5.100%, 05/23/2035	50,000	51,537
NVIDIA Corp. 1.550%, 06/15/2028	50,000	47,547
2.850%, 04/01/2030	50,000	47,803
2.000%, 06/15/2031	50,000	45,053
Analog Devices Inc. 4.250%, 06/15/2028	100,000	100,852
4.500%, 06/15/2030	50,000	50,720
5.050%, 04/01/2034	100,000	103,514
Marvell Technology Inc. 5.750%, 02/15/2029	50,000	52,169
5.950%, 09/15/2033	50,000	53,564
Micron Technology Inc. 5.875%, 02/09/2033	250,000	266,168
		5,373,892

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Software (0.00%)
Microsoft Corp. 3.300%, 02/06/2027	$ 250,000	$ 249,054
Workday Inc. 3.500%, 04/01/2027	150,000	149,112
3.800%, 04/01/2032	150,000	143,747
Synopsys Inc. 4.550%, 04/01/2027	40,000	40,286
4.650%, 04/01/2028	45,000	45,615
4.850%, 04/01/2030	90,000	91,988
5.000%, 04/01/2032	65,000	66,455
5.150%, 04/01/2035	100,000	101,834
Adobe Inc. 4.850%, 04/04/2027	100,000	101,362
4.950%, 01/17/2030	100,000	103,600
5.300%, 01/17/2035	100,000	105,515
Oracle Corp. 3.250%, 11/15/2027	150,000	146,762
4.500%, 05/06/2028	250,000	250,039
6.150%, 11/09/2029	150,000	156,717
4.650%, 05/06/2030	150,000	148,823
4.450%, 09/26/2030	150,000	146,852
2.875%, 03/25/2031	100,000	89,793
4.800%, 09/26/2032	200,000	194,044
6.250%, 11/09/2032	250,000	261,300
4.900%, 02/06/2033	250,000	241,376
5.200%, 09/26/2035	400,000	384,135
VMware LLC 1.800%, 08/15/2028	50,000	47,297
4.700%, 05/15/2030	50,000	50,844
2.200%, 08/15/2031	50,000	44,485
Roper Technologies Inc. 4.500%, 10/15/2029	100,000	101,045
4.750%, 02/15/2032	100,000	101,236
4.900%, 10/15/2034	100,000	99,962
5.100%, 09/15/2035	100,000	100,937
		3,764,215
Specialty Finance (0.00%)
Global Payments Inc. 2.150%, 01/15/2027	150,000	146,858
5.400%, 08/15/2032	150,000	152,811
S&P Global Inc. 2.450%, 03/01/2027	150,000	147,628
4.250%, 05/01/2029	150,000	150,892
2.500%, 12/01/2029	150,000	141,487
1.250%, 08/15/2030	250,000	219,957
FactSet Research Systems Inc. 2.900%, 03/01/2027	150,000	147,747
American Express Co. 2.550%, 03/04/2027	150,000	147,854
5.850%, 11/05/2027	150,000	155,174
5.098%, 02/16/2028(c)	150,000	151,774
5.282%, 07/27/2029(c)	150,000	154,538
5.532%, 04/25/2030(c)	150,000	156,562
5.085%, 01/30/2031(c)	100,000	103,149
	Principal amount	Value
Corporate Bonds (Cont.)
Specialty Finance (Cont.)
5.016%, 04/25/2031(c)	$ 100,000	$ 103,139
5.043%, 05/01/2034(c)	150,000	154,097
5.284%, 07/26/2035(c)	100,000	103,220
5.442%, 01/30/2036(c)	60,000	62,433
5.667%, 04/25/2036(c)	60,000	63,514
4.804%, 10/24/2036	50,000	49,468
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.450%, 04/15/2027	150,000	154,108
3.000%, 10/29/2028	150,000	145,474
4.375%, 11/15/2030	150,000	149,667
3.300%, 01/30/2032	500,000	462,320
PayPal Holdings Inc. 3.900%, 06/01/2027	100,000	100,204
4.400%, 06/01/2032	150,000	150,025
5.150%, 06/01/2034	50,000	51,364
Ally Financial Inc. 4.750%, 06/09/2027	100,000	100,877
6.848%, 01/03/2030(c)	150,000	159,225
ORIX Corp. 5.000%, 09/13/2027	50,000	50,873
4.000%, 04/13/2032	50,000	48,643
5.400%, 02/25/2035	50,000	51,681
Synchrony Financial 3.950%, 12/01/2027	150,000	149,305
Air Lease Corp. 5.300%, 02/01/2028	250,000	254,654
3.125%, 12/01/2030	200,000	185,510
Fiserv Inc. 5.450%, 03/02/2028	250,000	256,071
4.550%, 02/15/2031	100,000	99,047
5.600%, 03/02/2033	250,000	258,387
5.250%, 08/11/2035	100,000	99,960
Mastercard Inc. 4.875%, 03/09/2028	250,000	255,757
4.850%, 03/09/2033	250,000	257,414
4.875%, 05/09/2034	50,000	51,343
Capital One Financial Corp.(Variable, U.S. SOFR + 2.06%) 4.927%, 05/10/2028(c)	150,000	151,787
5.468%, 02/01/2029(c)	150,000	154,060
6.312%, 06/08/2029(c)	100,000	104,978
5.247%, 07/26/2030(c)	150,000	154,831
7.624%, 10/30/2031(c)	100,000	113,105
6.377%, 06/08/2034(c)	150,000	162,386
5.884%, 07/26/2035(c)	100,000	105,418
Equifax Inc. 5.100%, 06/01/2028	250,000	255,506
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.500%, 08/01/2030	50,000	51,170
Visa Inc. 1.100%, 02/15/2031	250,000	218,160

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Specialty Finance (Cont.)
Fidelity National Information Services Inc. 5.100%, 07/15/2032	$ 150,000	$ 153,452
GATX Corp. 5.450%, 09/15/2033	100,000	103,641
6.900%, 05/01/2034	125,000	140,258
Verisk Analytics Inc. 5.250%, 03/15/2035	100,000	101,946
MSCI Inc. 5.250%, 09/01/2035	100,000	100,922
		8,075,831
Steel (0.00%)
Nucor Corp. 4.300%, 05/23/2027	150,000	150,955
3.125%, 04/01/2032	150,000	139,648
ArcelorMittal SA 6.550%, 11/29/2027	150,000	156,195
6.800%, 11/29/2032	150,000	168,193
Steel Dynamics Inc. 3.250%, 01/15/2031	50,000	47,583
5.250%, 05/15/2035	50,000	51,222
		713,796
Technology Hardware (0.00%)
Cisco Systems Inc. 4.800%, 02/26/2027	100,000	101,130
4.550%, 02/24/2028	100,000	101,652
4.850%, 02/26/2029	100,000	102,708
4.950%, 02/26/2031	100,000	103,823
5.050%, 02/26/2034	100,000	103,103
5.100%, 02/24/2035	100,000	102,974
Jabil Inc. 4.250%, 05/15/2027	150,000	150,228
5.450%, 02/01/2029	250,000	258,229
Hewlett Packard Enterprise Co. 4.400%, 09/25/2027	100,000	100,505
4.550%, 10/15/2029	100,000	100,855
4.400%, 10/15/2030	100,000	99,790
5.000%, 10/15/2034	100,000	99,338
Dell International LLC/EMC Corp. 5.250%, 02/01/2028	100,000	102,271
5.300%, 10/01/2029	150,000	154,929
6.200%, 07/15/2030	150,000	160,327
4.500%, 02/15/2031	100,000	99,951
5.750%, 02/01/2033	250,000	263,815
5.400%, 04/15/2034	50,000	51,436
Apple Inc. 1.200%, 02/08/2028	100,000	95,135
4.000%, 05/10/2028	250,000	251,962
4.000%, 05/12/2028	100,000	100,863
1.400%, 08/05/2028	250,000	236,276
3.250%, 08/08/2029	150,000	147,423
4.150%, 05/10/2030	150,000	151,831
1.650%, 02/08/2031	150,000	133,948
	Principal amount	Value
Corporate Bonds (Cont.)
Technology Hardware (Cont.)
4.300%, 05/10/2033	$ 250,000	$ 253,674
4.750%, 05/12/2035	50,000	51,334
Teledyne Technologies Inc. 2.750%, 04/01/2031	250,000	231,576
HP Inc. 2.650%, 06/17/2031	150,000	135,470
4.200%, 04/15/2032	150,000	145,768
Motorola Solutions Inc. 5.600%, 06/01/2032	150,000	157,998
5.400%, 04/15/2034	100,000	103,464
		4,453,786
Telecommunications (0.00%)
AT&T Inc. 1.650%, 02/01/2028	200,000	190,687
4.100%, 02/15/2028	100,000	100,069
4.350%, 03/01/2029	500,000	502,843
4.300%, 02/15/2030	135,000	135,280
2.750%, 06/01/2031	150,000	137,889
2.250%, 02/01/2032	100,000	87,825
4.900%, 11/01/2035	250,000	247,439
T-Mobile U.S.A. Inc. 4.950%, 03/15/2028	100,000	101,912
4.800%, 07/15/2028	100,000	101,839
2.400%, 03/15/2029	300,000	284,311
3.875%, 04/15/2030	300,000	295,328
2.550%, 02/15/2031	100,000	91,433
3.500%, 04/15/2031	100,000	95,716
2.700%, 03/15/2032	500,000	450,105
5.050%, 07/15/2033	250,000	255,552
4.950%, 11/15/2035	200,000	199,323
Verizon Communications Inc. 2.100%, 03/22/2028	100,000	96,036
3.875%, 02/08/2029	500,000	498,366
1.750%, 01/20/2031	100,000	88,079
2.550%, 03/21/2031	150,000	137,183
2.355%, 03/15/2032	150,000	132,386
5.050%, 05/09/2033	250,000	256,862
4.780%, 02/15/2035	165,000	162,751
British Telecommunications PLC 5.125%, 12/04/2028	200,000	205,307
Rogers Communications Inc. 5.000%, 02/15/2029	100,000	101,951
3.800%, 03/15/2032	75,000	70,777
5.300%, 02/15/2034	100,000	100,954
America Movil S.A.B. de C.V. 5.000%, 01/20/2033	200,000	203,280
		5,331,483
Tobacco & Cannabis (0.00%)
Philip Morris International Inc. 4.750%, 02/12/2027	100,000	100,983
5.125%, 11/17/2027	150,000	153,281
4.875%, 02/15/2028	150,000	152,916
5.250%, 09/07/2028	100,000	103,275

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Principal amount	Value
Corporate Bonds (Cont.)
Tobacco & Cannabis (Cont.)
5.625%, 11/17/2029	$ 150,000	$ 157,801
5.125%, 02/15/2030	150,000	155,186
5.125%, 02/13/2031	100,000	103,715
5.750%, 11/17/2032	150,000	160,528
5.375%, 02/15/2033	150,000	157,114
4.875%, 04/30/2035	100,000	100,523
4.625%, 10/29/2035	100,000	98,046
BAT International Finance PLC 4.448%, 03/16/2028	150,000	151,205
5.931%, 02/02/2029	150,000	157,501
Altria Group Inc. 6.200%, 11/01/2028	100,000	105,653
BAT Capital Corp. 6.343%, 08/02/2030	150,000	162,347
5.834%, 02/20/2031	100,000	106,218
5.350%, 08/15/2032	100,000	104,055
6.421%, 08/02/2033	150,000	165,764
		2,396,111
Transportation & Logistics (0.00%)
Ryder System Inc. 2.850%, 03/01/2027	150,000	148,071
4.300%, 06/15/2027	150,000	150,587
5.250%, 06/01/2028	150,000	154,023
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	34,006	34,870
Union Pacific Corp. 3.700%, 03/01/2029	250,000	248,160
2.800%, 02/14/2032	100,000	91,950
4.500%, 01/20/2033	100,000	101,115
5.100%, 02/20/2035	50,000	51,701
United Parcel Service Inc. 2.500%, 09/01/2029	150,000	142,477
4.650%, 10/15/2030	50,000	51,227
4.875%, 03/03/2033	100,000	103,184
5.250%, 05/14/2035	50,000	51,928
Canadian Pacific Railway Co. 2.875%, 11/15/2029	150,000	143,457
2.450%, 12/02/2031	100,000	90,037
5.200%, 03/30/2035	50,000	51,579
Delta Air Lines Inc. 5.250%, 07/10/2030	50,000	51,425
Norfolk Southern Corp. 5.050%, 08/01/2030	150,000	155,667
3.000%, 03/15/2032	100,000	92,316
5.100%, 05/01/2035	50,000	51,184
GXO Logistics Inc. 2.650%, 07/15/2031	150,000	135,060
United Airlines 2019-1 Class AA Pass Through Trust 4.150%, 08/25/2031	63,445	62,346
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	70,157	66,370
	Principal amount	Value
Corporate Bonds (Cont.)
Transportation & Logistics (Cont.)
Canadian National Railway Co. 3.850%, 08/05/2032	$ 100,000	$ 97,228
CSX Corp. 4.100%, 11/15/2032	100,000	98,269
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	83,913	76,748
FedEx Corp. 3.900%, 02/01/2035	50,000	46,117
		2,547,096
Transportation Equipment (0.00%)
PACCAR Financial Corp. 4.450%, 08/06/2027	100,000	101,168
4.000%, 09/26/2029	100,000	100,232
5.000%, 03/22/2034	50,000	51,803
Cummins Inc. 4.900%, 02/20/2029	100,000	102,702
4.700%, 02/15/2031	100,000	102,184
		458,089
Wholesale - Consumer Staples (0.00%)
Sysco Corp. 5.750%, 01/17/2029	100,000	104,566
5.100%, 09/23/2030	100,000	103,328
5.400%, 03/23/2035	50,000	51,862
Bunge Ltd. Finance Corp. 4.550%, 08/04/2030	100,000	101,012
Archer-Daniels-Midland Co. 4.500%, 08/15/2033	100,000	100,221
		460,989
Total Corporate Bonds (cost $203,190,959)		210,033,462
Foreign Government Bonds (0.00%)
Austria (0.00%)
Oesterreichische Kontrollbank AG 4.750%, 05/21/2027	100,000	101,531
3.625%, 09/09/2027	250,000	250,228
		351,759
Canada (0.00%)
Province of Quebec Canada 2.750%, 04/12/2027	100,000	98,797
3.625%, 04/13/2028	175,000	174,818
4.500%, 04/03/2029	150,000	153,545
1.350%, 05/28/2030	250,000	224,803
4.500%, 09/08/2033	100,000	101,398
4.250%, 09/05/2034	200,000	197,863
4.625%, 08/28/2035	100,000	100,999
Province of Ontario Canada 3.100%, 05/19/2027	250,000	248,054
1.050%, 05/21/2027	100,000	96,463
4.200%, 01/18/2029	100,000	101,438

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Principal amount	Value
Foreign Government Bonds (Cont.)
Canada (Cont.)
1.125%, 10/07/2030	$ 100,000	$ 88,088
1.600%, 02/25/2031	100,000	89,211
1.800%, 10/14/2031	50,000	44,291
2.125%, 01/21/2032	50,000	44,715
5.050%, 04/24/2034	100,000	104,787
4.850%, 06/11/2035	100,000	103,067
Province of Saskatchewan Canada 3.250%, 06/08/2027	100,000	99,323
Export Development Canada 3.875%, 02/14/2028	150,000	150,902
4.125%, 02/13/2029	200,000	202,948
Province of Alberta Canada 3.300%, 03/15/2028	250,000	247,932
4.500%, 06/26/2029	100,000	102,471
1.300%, 07/22/2030	250,000	223,521
4.500%, 01/24/2034	100,000	101,256
Canada Government International Bond 3.750%, 04/26/2028	175,000	175,813
4.000%, 03/18/2030	200,000	202,261
Province of Manitoba Canada 1.500%, 10/25/2028	100,000	94,155
4.300%, 07/27/2033	50,000	49,863
Province of British Columbia Canada 4.800%, 11/15/2028	100,000	102,999
4.900%, 04/24/2029	150,000	155,447
4.200%, 07/06/2033	100,000	99,449
4.800%, 06/11/2035	100,000	102,224
		4,082,901
Chile (0.00%)
Chile Government International Bond 2.750%, 01/31/2027	250,000	246,052
3.240%, 02/06/2028	250,000	245,350
		491,402
Germany (0.00%)
Kreditanstalt fuer Wiederaufbau 4.375%, 03/01/2027	200,000	201,807
3.000%, 05/20/2027	250,000	248,168
3.750%, 02/15/2028	200,000	200,846
2.875%, 04/03/2028	500,000	492,819
3.875%, 06/15/2028	100,000	100,790
4.000%, 03/15/2029	350,000	354,539
1.750%, 09/14/2029	250,000	234,128
4.625%, 03/18/2030	180,000	186,547
3.750%, 07/15/2030	650,000	651,701
0.750%, 09/30/2030	175,000	152,797
4.750%, 10/29/2030	200,000	208,830
4.125%, 07/15/2033	200,000	201,446
4.375%, 02/28/2034	200,000	204,046
	Principal amount	Value
Foreign Government Bonds (Cont.)
Germany (Cont.)
Landwirtschaftliche Rentenbank 3.875%, 09/28/2027	$ 250,000	$ 251,292
0.875%, 09/03/2030	250,000	219,433
		3,909,189
Indonesia (0.00%)
Indonesia Government International Bond 4.550%, 01/11/2028	250,000	252,374
4.100%, 04/24/2028	250,000	250,653
4.750%, 02/11/2029	250,000	253,858
4.850%, 01/11/2033	250,000	252,104
		1,008,989
Israel (0.00%)
Israel Government International Bond 2.750%, 07/03/2030	250,000	232,529
5.500%, 03/12/2034	200,000	207,101
5.625%, 02/19/2035	200,000	208,858
		648,488
Italy (0.00%)
Republic of Italy Government International Bond 2.875%, 10/17/2029	250,000	240,342
		240,342
Japan (0.00%)
Japan Bank for International Cooperation 4.625%, 07/22/2027	200,000	202,738
4.625%, 07/19/2028	250,000	255,537
3.250%, 07/20/2028	250,000	246,992
1.875%, 04/15/2031	200,000	180,144
		885,411
Mexico (0.00%)
Mexico Government International Bond 4.150%, 03/28/2027	250,000	249,625
5.400%, 02/09/2028	250,000	255,375
4.500%, 04/22/2029	250,000	251,000
2.659%, 05/24/2031	1,000,000	890,000
4.750%, 04/27/2032	200,000	194,800
4.875%, 05/19/2033	200,000	192,000
5.625%, 09/22/2035	200,000	197,200
		2,230,000

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Principal amount	Value
Foreign Government Bonds (Cont.)
Panama (0.00%)
Panama Government International Bond 7.500%, 03/01/2031	$ 200,000	$ 221,720
3.298%, 01/19/2033	250,000	219,150
		440,870
Peru (0.00%)
Peruvian Government International Bond 3.000%, 01/15/2034	300,000	260,955
		260,955
Philippines (0.00%)
Philippine Government International Bond 5.170%, 10/13/2027	250,000	254,902
3.750%, 01/14/2029	250,000	247,005
5.609%, 04/13/2033	250,000	265,222
		767,129
Poland (0.00%)
Republic of Poland Government International Bond 5.750%, 11/16/2032	250,000	268,073
4.875%, 10/04/2033	200,000	203,304
5.375%, 02/12/2035	200,000	207,614
		678,991
South Korea (0.00%)
Export-Import Bank of Korea 4.250%, 09/15/2027	250,000	251,976
5.000%, 01/11/2028	250,000	256,114
5.125%, 01/11/2033	250,000	262,165
		770,255
Supranational (0.00%)
Asian Development Bank 4.125%, 01/12/2027	100,000	100,479
1.500%, 01/20/2027	250,000	244,510
3.125%, 08/20/2027	200,000	198,630
1.250%, 06/09/2028	250,000	236,558
4.500%, 08/25/2028	250,000	255,864
3.125%, 09/26/2028	250,000	247,025
4.375%, 03/06/2029	100,000	102,273
1.875%, 03/15/2029	250,000	236,970
1.750%, 09/19/2029	250,000	233,677
1.875%, 01/24/2030	250,000	232,875
4.125%, 05/30/2030	200,000	203,202
3.750%, 08/28/2030	100,000	100,073
3.125%, 04/27/2032	250,000	238,655
4.125%, 01/12/2034	100,000	100,243
4.375%, 03/22/2035	100,000	101,569
Inter-American Development Bank 1.500%, 01/13/2027	250,000	244,609
2.375%, 07/07/2027	250,000	245,656
	Principal amount	Value
Foreign Government Bonds (Cont.)
Supranational (Cont.)
0.625%, 09/16/2027	$ 250,000	$ 237,975
4.000%, 01/12/2028	250,000	252,108
1.125%, 07/20/2028	250,000	235,187
4.125%, 02/15/2029	150,000	152,284
2.250%, 06/18/2029	250,000	238,835
3.500%, 09/14/2029	250,000	248,729
3.750%, 06/14/2030	100,000	100,057
1.125%, 01/13/2031	500,000	439,307
3.500%, 04/12/2033	100,000	96,594
4.500%, 09/13/2033	100,000	102,915
4.375%, 07/17/2034	150,000	152,582
4.375%, 07/16/2035	100,000	101,328
European Investment Bank 1.375%, 03/15/2027	200,000	194,834
4.375%, 03/19/2027	150,000	151,372
0.625%, 10/21/2027	250,000	237,392
3.875%, 03/15/2028	225,000	226,522
3.875%, 06/15/2028	180,000	181,402
4.500%, 10/16/2028	500,000	512,268
4.000%, 02/15/2029	225,000	227,660
1.750%, 03/15/2029	100,000	94,442
4.750%, 06/15/2029	225,000	233,198
1.625%, 10/09/2029	250,000	232,370
3.750%, 11/15/2029	300,000	301,040
4.500%, 03/14/2030	300,000	309,220
3.625%, 07/15/2030	250,000	248,903
3.875%, 10/15/2030	200,000	201,042
1.250%, 02/14/2031	250,000	220,767
4.375%, 10/10/2031	250,000	256,887
4.250%, 08/16/2032	500,000	508,257
3.750%, 02/14/2033	200,000	197,001
4.125%, 02/13/2034	150,000	150,450
4.625%, 02/12/2035	150,000	155,302
International Bank for Reconstruction & Development 3.125%, 06/15/2027	250,000	248,464
0.750%, 11/24/2027	250,000	237,330
1.375%, 04/20/2028	200,000	190,421
3.500%, 07/12/2028	250,000	249,549
1.125%, 09/13/2028	200,000	187,512
3.875%, 10/16/2029	200,000	201,558
1.750%, 10/23/2029	250,000	233,239
3.875%, 02/14/2030	250,000	251,649
4.125%, 03/20/2030	250,000	253,950
0.875%, 05/14/2030	250,000	221,442
4.000%, 07/25/2030	250,000	252,628
3.500%, 10/28/2030	365,000	361,013
4.000%, 01/10/2031	250,000	252,356
1.250%, 02/10/2031	250,000	220,662
4.500%, 04/10/2031	150,000	154,921
1.625%, 11/03/2031	250,000	220,835
4.625%, 01/15/2032	250,000	259,487
4.750%, 11/14/2033	100,000	104,577
5.750%, 05/02/2034	100,000	100,476
3.875%, 08/28/2034	250,000	245,475
4.375%, 08/27/2035	200,000	202,772

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Principal amount	Value
Foreign Government Bonds (Cont.)
Supranational (Cont.)
Nordic Investment Bank 3.375%, 09/08/2027	$ 250,000	$ 249,119
African Development Bank 4.375%, 11/03/2027	250,000	253,583
4.000%, 03/18/2030	100,000	101,033
4.500%, 06/12/2035	100,000	102,189
Council of Europe Development Bank 3.625%, 01/26/2028	250,000	250,092
European Bank for Reconstruction & Development 4.125%, 01/25/2029	150,000	152,187
4.250%, 03/13/2034	100,000	100,847
International Finance Corp. 3.875%, 07/02/2030	100,000	100,576
0.750%, 08/27/2030	250,000	218,173
Asian Infrastructure Investment Bank, The 4.250%, 03/13/2034	100,000	101,016
		16,800,229
Uruguay (0.00%)
Uruguay Government International Bond 4.375%, 01/23/2031	200,000	202,540
		202,540
Total Foreign Government Bonds (cost $32,929,645)		33,769,450
Agency Securities (0.00%)
Federal Farm Credit Banks Funding Corp.
1.300%, 03/30/2027	300,000	291,821
3.750%, 07/03/2028	1,131,000	1,137,591
Federal Home Loan Banks
0.900%, 02/26/2027	250,000	242,626
4.000%, 06/30/2028	1,000,000	1,012,903
4.125%, 01/15/2027	2,125,000	2,138,657
Federal Home Loan Mortgage Corp.
6.750%, 03/15/2031	250,000	285,139
6.250%, 07/15/2032	250,000	283,009
Federal National Mortgage Association
7.125%, 01/15/2030	250,000	282,366
6.625%, 11/15/2030	250,000	282,102
7.250%, 05/15/2030	250,000	285,901
0.750%, 10/08/2027	500,000	476,726
Total Agency Securities (cost $6,601,278)		6,718,841
U.S. Treasury Obligations (0.00%)
U.S. Treasury Bill 3.566%, 05/07/2026	1,100,000	1,086,506
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes
4.000%, 01/15/2027	$ 2,000,000	$ 2,009,637
1.500%, 01/31/2027	2,000,000	1,957,344
4.125%, 01/31/2027	1,000,000	1,006,250
4.125%, 02/15/2027	1,000,000	1,006,602
1.125%, 02/28/2027	10,000,000	9,730,859
4.125%, 02/28/2027	5,000,000	5,033,789
0.625%, 03/31/2027	10,000,000	9,654,687
3.875%, 03/31/2027	7,000,000	7,030,625
4.500%, 04/15/2027	1,000,000	1,012,344
0.500%, 04/30/2027	10,000,000	9,615,625
3.750%, 04/30/2027	5,000,000	5,015,820
2.750%, 04/30/2027	2,000,000	1,980,703
4.500%, 05/15/2027	3,000,000	3,039,961
3.875%, 05/31/2027	5,000,000	5,025,977
2.625%, 05/31/2027	5,000,000	4,940,430
4.625%, 06/15/2027	1,000,000	1,016,055
3.750%, 06/30/2027	5,000,000	5,019,727
4.375%, 07/15/2027	3,000,000	3,040,078
3.875%, 07/31/2027	5,000,000	5,029,492
3.625%, 08/31/2027	6,000,000	6,013,828
0.375%, 09/30/2027	10,000,000	9,479,687
4.125%, 09/30/2027	2,000,000	2,021,641
2.250%, 11/15/2027	2,000,000	1,955,859
0.625%, 11/30/2027	5,000,000	4,738,867
0.625%, 12/31/2027	5,000,000	4,727,344
3.500%, 01/31/2028	5,000,000	5,001,758
0.750%, 01/31/2028	5,000,000	4,728,320
2.750%, 02/15/2028	5,000,000	4,925,391
1.250%, 03/31/2028	5,000,000	4,759,766
3.500%, 04/30/2028	5,000,000	5,000,195
2.875%, 05/15/2028	3,500,000	3,450,918
1.250%, 06/30/2028	5,000,000	4,733,398
2.875%, 08/15/2028	5,000,000	4,921,094
3.625%, 08/15/2028	1,000,000	1,002,813
4.375%, 08/31/2028	4,000,000	4,085,625
1.250%, 09/30/2028	3,000,000	2,822,930
4.625%, 09/30/2028	2,000,000	2,057,188
4.875%, 10/31/2028	2,000,000	2,071,563
3.125%, 11/15/2028	5,000,000	4,945,898
4.375%, 11/30/2028	3,000,000	3,069,141
1.375%, 12/31/2028	4,000,000	3,756,875
4.000%, 01/31/2029	4,000,000	4,052,500
2.625%, 02/15/2029	4,000,000	3,890,938
4.250%, 02/28/2029	5,000,000	5,103,320
4.125%, 03/31/2029	3,400,000	3,457,906
2.875%, 04/30/2029	10,000,000	9,783,594
4.625%, 04/30/2029	3,000,000	3,098,320
2.375%, 05/15/2029	5,000,000	4,809,766
2.750%, 05/31/2029	5,000,000	4,868,359
4.500%, 05/31/2029	4,000,000	4,117,031
4.250%, 06/30/2029	2,000,000	2,043,281
2.625%, 07/31/2029	8,000,000	7,741,250
1.625%, 08/15/2029	5,000,000	4,670,117
3.625%, 08/31/2029	5,000,000	5,002,148
3.500%, 09/30/2029	5,000,000	4,979,688
4.125%, 10/31/2029	2,000,000	2,035,469

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
1.750%, 11/15/2029	$ 6,000,000	$ 5,606,953
4.125%, 11/30/2029	5,000,000	5,089,648
4.375%, 12/31/2029	7,000,000	7,191,953
3.875%, 12/31/2029	2,000,000	2,018,359
4.250%, 01/31/2030	3,850,000	3,938,279
1.500%, 02/15/2030	15,000,000	13,787,695
4.000%, 02/28/2030	4,000,000	4,053,906
4.000%, 03/31/2030	5,500,000	5,574,121
3.875%, 04/30/2030	4,500,000	4,538,672
4.000%, 05/31/2030	3,750,000	3,800,830
3.875%, 06/30/2030	4,500,000	4,537,617
3.875%, 07/31/2030	3,000,000	3,024,727
3.625%, 08/31/2030	3,500,000	3,490,566
4.875%, 10/31/2030	3,000,000	3,154,219
0.875%, 11/15/2030	20,000,000	17,500,781
4.000%, 01/31/2031	2,000,000	2,025,078
4.250%, 02/28/2031	2,000,000	2,048,125
4.625%, 04/30/2031	1,000,000	1,041,992
1.625%, 05/15/2031	12,000,000	10,762,969
1.250%, 08/15/2031	8,000,000	6,978,438
1.375%, 11/15/2031	7,000,000	6,105,586
1.875%, 02/15/2032	11,500,000	10,270,488
4.000%, 04/30/2032	750,000	755,889
4.125%, 05/31/2032	750,000	760,898
4.000%, 07/31/2032	1,000,000	1,006,680
2.750%, 08/15/2032	2,000,000	1,867,109
3.875%, 08/31/2032	1,000,000	998,867
3.875%, 09/30/2032	1,000,000	998,398
4.125%, 11/15/2032	4,000,000	4,051,875
3.500%, 02/15/2033	2,000,000	1,946,797
3.375%, 05/15/2033	2,000,000	1,925,938
3.875%, 08/15/2033	7,000,000	6,953,789
4.500%, 11/15/2033	5,000,000	5,171,680
4.000%, 02/15/2034	5,000,000	4,993,555
4.375%, 05/15/2034	5,500,000	5,631,055
3.875%, 08/15/2034	6,500,000	6,412,402
4.250%, 11/15/2034	7,500,000	7,594,043
4.625%, 02/15/2035	7,750,000	8,060,908
4.250%, 05/15/2035	6,000,000	6,062,812
4.250%, 08/15/2035	5,100,000	5,147,813
Total U.S. Treasury Obligations (cost $431,171,607)		440,057,807
Long-term Municipal Bonds (0.00%)
California (0.00%)
State of California Taxable Various Purpose, General Obligation Bonds 6.000%, 03/01/2033	250,000	276,497
	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Regents of the University of California Medical Center Pooled Taxable Revenue Bonds 4.132%, 05/15/2032	$ 250,000	$ 247,956
State of California Taxable, General Obligation Bonds 4.875%, 09/01/2030	500,000	522,102
		1,046,555
Louisiana (0.00%)
Louisiana Local Government Environmental Facilities & Community Development Authority Taxable Revenue Bonds 4.145%, 02/01/2033	250,000	250,194
		250,194
Total Long-term Municipal Bonds (cost $1,243,020)		1,296,749

	Shares	Value
U.S. Treasury Obligations (0.00%)
Sovereign Government (0.00%)
U.S. Treasury Notes	500,000	499,648
U.S. Treasury Notes	7,500,000	7,475,391
U.S. Treasury Notes	1,000,000	990,469
U.S. Treasury Notes	5,000,000	5,001,758
U.S. Treasury Notes	4,000,000	3,951,250
U.S. Treasury Notes	2,000,000	1,996,406
U.S. Treasury Notes	1,250,000	1,237,500
U.S. Treasury Notes	3,750,000	3,715,723
		24,868,145
Unknown BICS Level 3 (0.00%)
U.S. Treasury Notes	750,000	747,891
U.S. Treasury Notes	5,500,000	5,479,375
U.S. Treasury Notes	4,000,000	3,992,812
		10,220,078
Total U.S. Treasury Obligations (cost $35,130,999)		35,088,223

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

	Shares	Value
Short-term Investments (0.00%)
Northern Institutional Treasury Portfolio (Premier Class), 3.63%(e)	28,156,374	$ 28,156,374
Total Short-term Investments (cost $28,156,374)		28,156,374
TOTAL INVESTMENTS (0.00%) (cost $1,171,335,996)		2,652,092,619
OTHER LIABILITIES, NET OF ASSETS (0.00%)		(2,652,092,619)
NET ASSETS (0.00%)		$0

(a)	Non-income producing security.
(b)	Security valued pursuant to Level 3 unobservable inputs.
(c)	Floating rate security. The rate presented is the rate in effect at December 31, 2025, and the related index and spread are shown parenthetically for each security.
(d)
Securities exempt from registration pursuant to Rule 144A under the
Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
December 31, 2025, the value of these securities amounted to $˂144A
MV - undefined˃ or ˂144A PNA - undefined˃% of net assets.

(e)	Rate shown is the 7-day yield as of December 31, 2025.
PLC
Public Limited Company
ADR
American Depositary Receipt
LLC
Limited Liability Company
At December 31, 2025, the Fund had open futures contracts as follows:

ADVISERS INVESTMENT TRUST
STATE FARM INTERIM FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (0.00%)
U.S. Treasury Notes
4.000%, 01/15/2027	$1,000,000	$ 1,004,819
1.500%, 01/31/2027	2,226,000	2,178,524
4.125%, 01/31/2027	2,000,000	2,012,500
4.125%, 02/15/2027	2,000,000	2,013,203
2.250%, 02/15/2027	1,600,000	1,577,937
1.875%, 02/28/2027	2,722,000	2,671,813
4.125%, 02/28/2027	1,090,000	1,097,366
4.250%, 03/15/2027	2,500,000	2,521,289
2.500%, 03/31/2027	3,011,000	2,973,833
3.875%, 03/31/2027	2,940,000	2,952,862
0.625%, 03/31/2027	490,000	473,080
4.500%, 04/15/2027	2,600,000	2,632,094
3.750%, 04/30/2027	3,450,000	3,460,916
2.750%, 04/30/2027	1,951,000	1,932,176
0.500%, 04/30/2027	1,000,000	961,562
2.375%, 05/15/2027	2,000,000	1,969,922
4.500%, 05/15/2027	1,250,000	1,266,650
2.625%, 05/31/2027	2,892,000	2,857,545
3.875%, 05/31/2027	2,350,000	2,362,209
4.625%, 06/15/2027	750,000	762,041
3.750%, 06/30/2027	2,500,000	2,509,863
3.250%, 06/30/2027	1,675,000	1,669,373
4.375%, 07/15/2027	2,400,000	2,432,062
2.750%, 07/31/2027	3,500,000	3,460,762
3.875%, 07/31/2027	2,900,000	2,917,105
0.375%, 07/31/2027	450,000	428,695
3.750%, 08/15/2027	3,000,000	3,012,656
3.625%, 08/31/2027	3,200,000	3,207,375
3.125%, 08/31/2027	2,950,000	2,933,291
0.500%, 08/31/2027	500,000	476,133
3.375%, 09/15/2027	3,000,000	2,994,727
3.500%, 09/30/2027	3,450,000	3,451,078
4.125%, 09/30/2027	2,312,000	2,337,017
0.375%, 09/30/2027	500,000	473,984
3.875%, 10/15/2027	3,235,000	3,256,988
4.125%, 10/31/2027	2,150,000	2,174,104
4.125%, 11/15/2027	1,000,000	1,011,523
3.875%, 11/30/2027	3,000,000	3,021,680
4.000%, 12/15/2027	2,800,000	2,827,562
3.875%, 12/31/2027	3,150,000	3,173,994
0.625%, 12/31/2027	900,000	850,922
4.250%, 01/15/2028	2,500,000	2,537,207
3.500%, 01/31/2028	2,170,000	2,170,763
4.250%, 02/15/2028	3,400,000	3,452,461
2.750%, 02/15/2028	400,000	394,031
4.000%, 02/29/2028	3,400,000	3,436,125
3.875%, 03/15/2028	4,500,000	4,537,090
3.625%, 03/31/2028	3,750,000	3,760,693
3.750%, 04/15/2028	2,950,000	2,965,902
3.500%, 04/30/2028	3,400,000	3,400,133
2.875%, 05/15/2028	4,000,000	3,943,906
3.750%, 05/15/2028	1,750,000	1,759,912
3.625%, 05/31/2028	2,900,000	2,908,270
1.250%, 05/31/2028	800,000	758,687
3.875%, 06/15/2028	2,000,000	2,017,656
4.000%, 06/30/2028	3,250,000	3,288,848
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
1.250%, 06/30/2028	$ 500,000	$ 473,340
3.875%, 07/15/2028	1,700,000	1,714,809
4.125%, 07/31/2028	3,300,000	3,350,145
1.000%, 07/31/2028	350,000	328,494
3.625%, 08/15/2028	2,850,000	2,858,016
2.875%, 08/15/2028	2,625,000	2,583,574
4.375%, 08/31/2028	2,500,000	2,553,516
1.125%, 08/31/2028	500,000	469,844
3.375%, 09/15/2028	3,200,000	3,187,875
4.625%, 09/30/2028	2,000,000	2,057,187
1.250%, 09/30/2028	700,000	658,684
4.875%, 10/31/2028	3,150,000	3,262,711
1.375%, 10/31/2028	2,350,000	2,214,691
3.125%, 11/15/2028	1,200,000	1,187,016
4.375%, 11/30/2028	3,100,000	3,171,445
1.500%, 11/30/2028	2,125,000	2,006,382
3.750%, 12/31/2028	3,000,000	3,018,164
1.375%, 12/31/2028	600,000	563,531
4.000%, 01/31/2029	2,750,000	2,786,094
1.750%, 01/31/2029	2,000,000	1,895,781
2.625%, 02/15/2029	1,100,000	1,070,008
4.250%, 02/28/2029	3,850,000	3,929,557
1.875%, 02/28/2029	600,000	570,094
4.125%, 03/31/2029	2,500,000	2,542,578
2.375%, 03/31/2029	2,000,000	1,927,734
4.625%, 04/30/2029	3,000,000	3,098,320
2.875%, 04/30/2029	1,000,000	978,359
2.375%, 05/15/2029	600,000	577,172
4.500%, 05/31/2029	4,420,000	4,549,320
4.250%, 06/30/2029	3,450,000	3,524,660
3.250%, 06/30/2029	1,000,000	989,102
4.000%, 07/31/2029	3,150,000	3,192,451
2.625%, 07/31/2029	1,000,000	967,656
1.625%, 08/15/2029	1,960,000	1,830,686
3.625%, 08/31/2029	4,150,000	4,151,783
3.500%, 09/30/2029	4,525,000	4,506,617
4.125%, 10/31/2029	4,500,000	4,579,805
4.000%, 10/31/2029	250,000	253,428
1.750%, 11/15/2029	250,000	233,623
4.125%, 11/30/2029	4,750,000	4,835,166
4.375%, 12/31/2029	4,000,000	4,109,688
3.875%, 12/31/2029	1,440,000	1,453,219
4.250%, 01/31/2030	3,750,000	3,835,986
4.000%, 02/28/2030	5,725,000	5,802,153
4.000%, 03/31/2030	4,775,000	4,839,351
3.875%, 04/30/2030	4,650,000	4,689,961
0.625%, 05/15/2030	5,290,000	4,646,108
4.000%, 05/31/2030	4,085,000	4,140,371
3.750%, 05/31/2030	250,000	250,820
3.875%, 06/30/2030	3,700,000	3,730,930
3.750%, 06/30/2030	250,000	250,801
3.875%, 07/31/2030	3,525,000	3,554,054
4.000%, 07/31/2030	350,000	354,744
0.625%, 08/15/2030	3,000,000	2,612,812
3.625%, 08/31/2030	3,900,000	3,889,488
4.125%, 08/31/2030	300,000	305,543

ADVISERS INVESTMENT TRUST
STATE FARM INTERIM FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
4.625%, 09/30/2030	$1,880,000	$ 1,955,347
0.875%, 11/15/2030	4,360,000	3,815,170
Total U.S. Treasury Obligations (cost $269,968,042)		272,520,883

	Shares	Value
U.S. Treasury Obligations (0.00%)
Sovereign Government (0.00%)
U.S. Treasury Notes	1,290,000	$ 1,237,392
U.S. Treasury Notes	1,050,000	1,046,883
U.S. Treasury Notes	1,970,000	1,968,615
U.S. Treasury Notes	3,100,000	3,089,828
U.S. Treasury Notes	4,270,000	4,271,501
U.S. Treasury Notes	200,000	199,844
U.S. Treasury Notes	2,500,000	2,495,508
U.S. Treasury Notes	3,060,000	3,032,030
		17,341,601
Unknown BICS Level 3 (0.00%)
U.S. Treasury Notes	1,570,000	1,568,773
U.S. Treasury Notes	3,810,000	3,795,713
U.S. Treasury Notes	2,000,000	1,996,406
		7,360,892
Total U.S. Treasury Obligations (cost $24,707,992)		24,702,493

	Shares	Value
Short-term Investments (0.00%)
Northern Institutional Treasury Portfolio (Premier Class), 3.63%(a)	789,474	789,474
Total Short-term Investments (cost $789,474)		789,474
TOTAL INVESTMENTS (0.00%) (cost $295,465,508)		298,012,850
OTHER LIABILITIES, NET OF ASSETS (0.00%)		(298,012,850)
NET ASSETS (0.00%)		$0

(a)	Rate shown is the 7-day yield as of December 31, 2025.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (0.00%)
Alabama (0.00%)
City of Athens, Alabama, Electric Revenue Warrants	3.500%	06/01/2026	$ 220,000	$ 220,080
City of Athens, Alabama, Electric Revenue Warrants	3.750%	06/01/2027	645,000	645,235
City of Athens, Alabama, Water & Sewer Revenue Refunding Warrants	3.000%	05/01/2028	980,000	974,691
City of Athens, Alabama, Electric Revenue Warrants	4.000%	06/01/2028	665,000	665,349
City of Athens, Alabama, Water & Sewer Revenue Refunding Warrants	3.125%	05/01/2029	1,010,000	1,005,270
Black Belt Energy Gas District Revenue Bonds, Series C-1(a)	5.250%	06/01/2029	1,000,000	1,055,803
Black Belt Energy Gas District Revenue Bonds, Series B(b)	5.250%	12/01/2030	2,000,000	2,154,216
Black Belt Energy Gas District Revenue Bonds, Series D(c)	5.000%	11/01/2034	1,740,000	1,860,269
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2035	215,000	221,254
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2036	310,000	317,670
Mobile County Board of School Commissioners Special Tax Warrants, Series B	5.000%	03/01/2037	1,000,000	1,097,061
Jefferson County Sewer Revenue Refunding Warrants	5.000%	10/01/2038	1,000,000	1,093,654
City of Huntsville, Alabama, Electric System Revenue Warrants	5.000%	12/01/2042	1,000,000	1,071,285
				12,381,837
Alaska (0.00%)
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.250%	09/01/2028	1,095,000	1,097,616
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.250%	09/01/2028	1,050,000	1,051,821
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2029	1,390,000	1,393,893
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.500%	09/01/2029	1,090,000	1,092,340
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2030	1,440,000	1,442,398
Alaska Municipal Bank Authority Master Resolution Revenue Bonds, Series A	5.500%	10/01/2042	1,560,000	1,592,057
				7,670,125
Arizona (0.00%)
County of Pima, Arizona, General Obligation Bonds, Series A	4.000%	07/01/2026	2,000,000	2,001,824
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Series D	5.000%	07/01/2026	555,000	555,835
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Series D	5.000%	07/01/2027	400,000	400,597
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A	4.000%	01/01/2038	1,000,000	1,001,891
				3,960,147
Arkansas (0.00%)
State of Arkansas, General Obligation Refunding Bonds	4.000%	06/01/2027	3,000,000	3,003,093
California (0.00%)
Southern California Public Power Authority Revenue Refunding Bonds, Series A	5.000%	07/01/2028	755,000	799,519
California Statewide Communities Development Authority Revenue Bonds, Series 2009C(d)	5.000%	11/01/2029	2,500,000	2,722,143
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2030	540,000	543,725
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1(e)	4.000%	08/01/2031	855,000	867,069
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2031	400,000	402,569
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2032	500,000	502,741
State of California, General Obligation Refunding Bonds	5.000%	08/01/2032	1,000,000	1,157,720
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B	5.000%	07/01/2035	1,340,000	1,415,952
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2035	1,150,000	1,129,958
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2035	300,000	298,070
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2035	1,000,000	989,470
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2036	1,000,000	975,073
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2037	755,000	710,741
University of California Revenue Bonds, Series CA	5.000%	05/15/2039	3,000,000	3,456,806
				15,971,556

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Colorado (0.00%)
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork, General Obligation Refunding Bonds, Series B	2.500%	12/15/2027	$ 1,500,000	$ 1,479,934
Eagle River Water & Sanitation District, General Obligation Bonds	4.000%	12/01/2030	465,000	470,157
Regional Transportation District Sales Tax Revenue Refunding Bonds, Series B	5.000%	11/01/2034	1,465,000	1,519,764
Adams 12 Five Star Schools, General Obligation Refunding Bonds, Series B	5.000%	12/15/2034	2,000,000	2,037,787
Town of Estes Park, Colorado, Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2035	980,000	993,552
Westminster Public Schools General Obligation Bonds, Series A	5.000%	12/01/2037	2,000,000	2,289,675
Rangeview Library District, Certificate of Participation, Series A	5.000%	12/15/2037	650,000	719,013
Adams & Arapahoe Counties Joint School District 28J Aurora, General Obligation Bonds	5.500%	12/01/2040	1,300,000	1,535,265
Fremont County School District No. RE-1 Canon City, Colorado, General Obligation Bonds	5.000%	12/01/2041	790,000	860,299
				11,905,446
Connecticut (0.00%)
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A(f)	2.000%	07/01/2026	3,500,000	3,488,349
State of Connecticut, General Obligation Bonds, Series C	5.000%	08/15/2032	1,625,000	1,859,772
State of Connecticut Special Tax Obligation Revenue Bonds, Series A	4.000%	09/01/2035	1,300,000	1,303,395
				6,651,516
Florida (0.00%)
Florida Municipal Loan Council Revenue Bonds, Series A	3.000%	08/01/2032	520,000	518,849
Collier County Water-Sewer District Revenue Bonds	3.000%	07/01/2033	3,080,000	3,053,081
Florida Municipal Loan Council Revenue Bonds, Series A	3.250%	08/01/2033	535,000	536,831
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	5.000%	09/01/2034	750,000	777,776
Florida Department of Management Services, Certificate of Participation, Series A	3.000%	11/01/2035	1,000,000	942,583
Orlando Utilities Commission Utility System Revenue Bonds, Series 2018A	5.000%	10/01/2037	540,000	557,211
County of Miami-Dade, Florida, Water & Sewer System Revenue Refunding Bonds, Series B	4.000%	10/01/2038	2,000,000	2,017,939
County of Sarasota Utility System Revenue Bonds	5.250%	10/01/2039	1,000,000	1,111,199
Saint Johns County School Board, Certificate of Participation, Series A	5.000%	07/01/2041	1,425,000	1,545,513
City of South Miami Health Facilities Authority Revenue Refunding Bonds	5.000%	08/15/2042	1,500,000	1,522,686
				12,583,668
Georgia (0.00%)
Bartow County Development Authority Revenue Refunding Bonds	1.800%	09/01/2029	1,000,000	927,009
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C(g)	5.000%	12/01/2031	5,000,000	5,355,588
Harris County School District, General Obligation Bonds	3.000%	03/01/2035	250,000	245,575
Metropolitan Atlanta Rapid Transit Authority Sales Tax Sustainable Revenue Refunding Bonds, Series B	5.000%	07/01/2036	900,000	1,072,625
Metropolitan Atlanta Rapid Transit Authority Sales Tax Sustainable Revenue Refunding Bonds, Series B	5.000%	07/01/2038	1,250,000	1,496,693
				9,097,490
Hawaii (0.00%)
State of Hawaii Department of Budget & Finance Special Purpose Revenue Refunding Bonds	5.000%	07/01/2036	1,000,000	1,152,637
Idaho (0.00%)
Nez Perce County Independent School District No 1., General Obligation Bonds	4.000%	09/15/2031	1,880,000	1,908,551
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2033	545,000	538,758
Idaho State University Revenue Bonds	4.000%	04/01/2033	180,000	184,148
Idaho Health Facilities Authority Revenue Refunding Bonds	4.000%	03/01/2034	400,000	413,945
Boise State University Revenue Bonds, Series A	5.000%	04/01/2034	240,000	250,869
Idaho State University Revenue Bonds	4.000%	04/01/2034	255,000	259,859
Boise State University Revenue Bonds, Series A	5.000%	04/01/2035	250,000	260,812
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2035	300,000	290,588
Idaho State University Revenue Bonds	4.000%	04/01/2035	175,000	177,987

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Idaho (Cont.)
Idaho State University Revenue Bonds	4.000%	04/01/2036	$ 200,000	$ 202,780
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2037	310,000	291,093
				4,779,390
Illinois (0.00%)
State of Illinois Sales Tax Revenue Bonds, Series A	5.000%	06/15/2032	3,010,000	3,377,465
Village of Schaumburg, Illinois, General Obligation Refunding Bonds	4.000%	12/01/2034	2,500,000	2,650,111
Sangamon County School District No. 186 Springfield, General Obligation Bonds	3.000%	02/01/2035	1,000,000	979,281
Chicago O'Hare International Airport Senior Lien Revenue Bonds, Series G (AMT)	5.000%	01/01/2037	2,000,000	2,025,246
State of Illinois, General Obligation Bonds, Series B	5.000%	05/01/2037	5,680,000	6,255,336
Chicago O'Hare International Airport General Senior Lien Revenue Bonds, Series B	5.000%	01/01/2038	520,000	542,270
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series C	5.000%	01/01/2038	1,050,000	1,051,191
Illinois Finance Authority Revenue Refunding Bonds	4.000%	08/01/2038	1,000,000	971,378
Cook County Community Consolidated School District No. 65 Evanston Revenue Bonds	5.000%	12/01/2039	1,000,000	1,073,554
Village of Mundelein, Illinois, General Obligation Bonds	4.000%	12/15/2039	1,355,000	1,363,909
Illinois State Toll Highway Authority Revenue Bonds, Series B	5.000%	01/01/2040	3,000,000	3,002,804
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A	5.000%	01/01/2041	1,590,000	1,678,496
Sales Tax Securitization Corporation Senior Lien Revenue Refunding Bonds, Series A	5.000%	01/01/2041	1,200,000	1,282,445
Chicago O'Hare International Airport Senior Lien Revenue Bonds, Series D	5.250%	01/01/2042	1,000,000	1,014,928
City of Aurora, Illinois, General Obligation Bonds, Series C	5.000%	12/30/2042	1,000,000	1,067,896
				28,336,310
Indiana (0.00%)
East Noble School Building Corporation Revenue Bonds	2.000%	01/15/2027	1,205,000	1,187,848
City of Lebanon, Indiana, Sewage Works Revenue Bonds (Prerefunded to 07-01-2027 @ 100)(h)	4.000%	07/01/2027	895,000	913,550
City of West Lafayette, Indiana, Sewer Revenue Bonds	3.750%	07/01/2029	220,000	220,000
Valparaiso Multi-Schools Building Corporation Revenue Bonds	5.000%	07/15/2029	1,000,000	1,000,819
City of West Lafayette, Indiana, Sewer Revenue Bonds	4.000%	07/01/2030	750,000	750,000
Carmel Redevelopment Authority Revenue Bonds, Series B	5.000%	01/15/2033	2,485,000	2,804,538
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2033	650,000	638,670
Borden-Henryville Multi-School Building Corporation Revenue Bonds	5.000%	07/15/2034	1,270,000	1,400,533
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds	5.000%	07/15/2034	335,000	349,400
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2034	675,000	658,525
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series E	5.000%	02/01/2035	900,000	999,105
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2035	700,000	675,821
East Allen Multi School Building Corporation Revenue Bonds	5.000%	07/15/2036	1,000,000	1,120,068
				12,718,877
Iowa (0.00%)
Waukee Community School District, General Obligation Refunding Bonds, Series B	2.000%	06/01/2027	2,100,000	2,059,790
City of Cedar Rapids, Iowa, Water Revenue Refunding Bonds, Series D	3.000%	06/01/2029	950,000	950,271
City of Council Bluffs, Iowa, General Obligation Refunding Bonds, Series A	3.000%	06/01/2029	1,050,000	1,051,162
City of West Des Moines, Iowa, General Obligation Bonds, Series D	3.000%	06/01/2031	1,770,000	1,770,243
Cedar Rapids Community School District, General Obligation Bonds	5.000%	06/01/2035	1,000,000	1,108,661
City of Cedar Rapids, Iowa, General Obligation Bonds, Series A	5.000%	06/01/2040	1,055,000	1,135,098
				8,075,225
Kansas (0.00%)
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Refunding Bonds, Series A	3.000%	10/01/2027	1,000,000	1,000,174
Wyandotte County/Kansas City Unified Government, General Obligation Bonds, Series A	5.000%	08/01/2028	1,410,000	1,493,317
State of Kansas Department of Transportation Revenue Bonds, Series A	5.000%	09/01/2033	4,000,000	4,147,439
				6,640,930

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Kentucky (0.00%)
Northern Kentucky Water District Revenue Bonds, Series A	4.000%	02/01/2028	$ 1,110,000	$ 1,110,669
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.250%	09/15/2029	1,735,000	1,741,299
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.000%	10/01/2029	1,060,000	1,059,652
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.375%	09/15/2030	1,800,000	1,810,391
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.125%	10/01/2030	1,095,000	1,095,103
Northern Kentucky Water District Revenue Refunding Bonds	3.000%	02/01/2031	2,160,000	2,152,455
Kenton County School District Finance Corporation Revenue Bonds	2.000%	02/01/2032	1,770,000	1,606,963
Kentucky Public Energy Authority Revenue Refunding Bonds, Series B(i)	5.000%	08/01/2032	3,330,000	3,582,216
Kentucky State Property & Buildings Commission Revenue Refunding Bonds, Series B	5.000%	04/01/2033	730,000	835,753
City of Bowling Green, Kentucky, Water & Sewer System Revenue Bonds	3.000%	06/01/2033	3,115,000	3,068,174
Kentucky Municipal Energy Agency Power System Revenue Bonds	5.000%	01/01/2039	785,000	862,807
Kentucky State Property & Buildings Commission Revenue Bonds, Series A	5.000%	05/01/2039	1,130,000	1,232,202
Woodford County School District Finance Corporation Revenue Bonds, Series A	5.000%	08/01/2039	1,000,000	1,078,273
Franklin County School District, General Obligation Bonds	5.000%	06/01/2042	1,000,000	1,067,967
				22,303,924
Louisiana (0.00%)
State of Louisiana General Obligation Bonds, Series E	5.000%	09/01/2032	2,000,000	2,288,967
St. John the Baptist Parish School District No. 1, General Obligation Bonds	5.250%	03/01/2037	1,500,000	1,637,383
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds	5.000%	08/15/2037	1,000,000	1,021,635
City of West Monroe, Louisiana, Sales & Use Tax Revenue Bonds, Series A	5.000%	12/01/2039	830,000	888,048
				5,836,033
Maryland (0.00%)
City of Baltimore, Maryland, Revenue Bonds, Series A	5.000%	07/01/2035	1,000,000	1,116,634
County of Baltimore, General Obligation Bonds	4.000%	03/01/2038	1,750,000	1,784,001
				2,900,635
Massachusetts (0.00%)
Massachusetts Development Finance Agency Variable Revenue Bonds, Series A-1	5.000%	05/13/2032	3,000,000	3,403,808
Massachusetts Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System	5.000%	07/01/2035	1,400,000	1,413,347
Massachusetts Development Finance Agency Variable Revenue Bonds(j)	5.000%	11/01/2035	2,000,000	2,360,819
Massachusetts School Building Authority Sales Tax Sustainable Revenue Refunding Bonds	5.000%	02/15/2036	500,000	595,974
Commonwealth of Massachusetts, General Obligation Bonds, Series A	5.000%	01/01/2037	1,810,000	1,913,085
Commonwealth of Massachusetts, General Obligation Bonds, Series J	5.000%	12/01/2038	1,000,000	1,015,621
Commonwealth of Massachusetts, General Obligation Refunding Bonds, Series B	5.000%	05/01/2039	1,480,000	1,649,795
				12,352,449
Michigan (0.00%)
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2027	500,000	500,592
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2028	300,000	300,369
Utica Community Schools, Michigan, General Obligation Bonds	5.000%	05/01/2031	1,100,000	1,232,342
Rockford Public Schools, General Obligation Bonds, Series I	4.000%	05/01/2035	1,755,000	1,803,258
Van Buren Public Schools, Michigan, General Obligation Refunding Bonds	4.000%	11/01/2035	1,000,000	1,025,193
Grosse Pointe Public School System, General Obligation Refunding Bonds	5.000%	05/01/2036	1,635,000	1,734,701
Lowell Area Schools, General Obligation Bonds	4.000%	05/01/2036	865,000	885,961
West Bloomfield School District, General Obligation Bonds	3.000%	05/01/2036	3,825,000	3,653,436
Dundee Community Schools, General Obligation Bonds	5.000%	05/01/2037	1,000,000	1,106,035
Michigan State Housing Development Authority Single Family Mortgage Sustainable Revenue Bonds, Series C	4.650%	06/01/2041	1,000,000	1,025,869
				13,267,756

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Minnesota (0.00%)
City of Eagan, Minnesota, General Obligation Bonds, Series A	3.250%	02/01/2032	$ 1,245,000	$ 1,245,613
Metropolitan Council, General Obligation Bonds, Series C	3.750%	03/01/2032	5,500,000	5,503,335
Big Lake Independent School District No. 727, General Obligation Bonds, Series A	3.000%	02/01/2033	570,000	566,821
White Bear Lake Independent School District No. 624, General Obligation Bonds, Series A	5.000%	02/01/2033	4,750,000	5,379,974
North St. Paul-Maplewood-Oakdale Independent School District No. 622, General Obligation Bonds, Series B	3.000%	02/01/2034	3,300,000	3,274,119
City of Minneapolis, Minnesota, General Obligation Bonds	3.000%	12/01/2035	2,000,000	1,966,196
Pequot Lakes Independent School District No. 186, General Obligation Bonds, Series A	5.000%	02/01/2036	960,000	1,090,917
				19,026,975
Mississippi (0.00%)
State of Mississippi, General Obligation Bonds, Series F	3.000%	11/01/2026	3,000,000	3,011,303
Missouri (0.00%)
Liberty Public School District No. 53, General Obligation Bonds	4.000%	03/01/2033	1,000,000	1,002,211
Grain Valley No. R-5 School District, General Obligation Bonds, Series A	5.000%	03/01/2035	1,000,000	1,045,693
City of Columbia, Montana, Water & Electric System Revenue Refunding Bonds, Series B	3.000%	10/01/2035	2,520,000	2,410,760
Platte County School District Park Hill, General Obligation Bonds	3.350%	03/01/2036	1,000,000	984,378
Nixa Public Schools, General Obligation Bonds	5.000%	03/01/2039	1,170,000	1,303,366
Willard No. R-2, General Obligation Refunding Bonds	5.000%	03/01/2039	860,000	944,172
Troy Reorganized School District No. 3 Lincoln County, General Obligation Bonds	5.000%	03/01/2040	1,000,000	1,078,940
				8,769,520
Montana (0.00%)
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2032	945,000	970,768
Missoula High School District No. 1, General Obligation Bonds	4.000%	07/01/2032	1,010,000	1,010,136
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2033	1,005,000	1,031,394
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2034	505,000	517,756
Cascade County High School District A Great Falls, General Obligation Bonds	5.000%	07/01/2034	725,000	760,892
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2034	1,000,000	1,042,646
Hellgate School District No. 4, General Obligation Bonds	5.250%	06/15/2035	880,000	903,180
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2035	845,000	862,951
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2035	750,000	777,677
Lewis & Clark County K-12 School District No. 9 East Helena, General Obligation Bonds	5.000%	07/01/2035	1,925,000	2,015,351
Montana State Board of Regents Revenue Refunding Bonds	3.000%	11/15/2035	3,660,000	3,508,496
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2036	585,000	596,559
				13,997,806
Nebraska (0.00%)
City of Lincoln, Nebraska, Sanitary Sewer Revenue Bonds	3.000%	06/15/2034	1,105,000	1,089,428
City of Kearney, Nebraska, General Obligation Bonds	4.000%	05/15/2035	500,000	505,393
County of Sarpy, Nebraska, General Obligation Bonds	3.500%	06/01/2037	1,000,000	1,000,707
City of La Vista, Nebraska, General Obligation Bonds	3.000%	09/15/2041	1,000,000	883,895
				3,479,423
Nevada (0.00%)
Nevada System of Higher Education Revenue Refunding Bonds	4.000%	07/01/2030	3,045,000	3,062,872
Clark County School District, General Obligation Refunding Bonds, Series C	4.000%	06/15/2037	1,000,000	1,006,311
				4,069,183
New Hampshire (0.00%)
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series A	5.000%	06/01/2035	1,000,000	1,185,619
New Jersey (0.00%)
Hopewell Valley Regional School District, General Obligation Bonds	3.500%	01/15/2027	3,330,000	3,330,923
New Jersey Educational Facilities Authority Revenue Refunding Bonds, Series A	5.000%	05/15/2028	2,500,000	2,637,573

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
New Jersey (Cont.)
New Jersey State Turnpike Authority Revenue Bonds, Series B	5.000%	01/01/2031	$ 850,000	$ 945,085
New Jersey Educational Facilities Authority Variable Revenue Bonds, Series A(k)	5.000%	07/01/2031	2,000,000	2,224,522
Hopewell Valley Regional School District, General Obligation Bonds	4.000%	01/15/2032	1,000,000	1,000,463
				10,138,566
New Mexico (0.00%)
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2026	225,000	225,206
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2027	700,000	700,671
Rio Rancho Public School District No. 94, General Obligation Bonds, Series A	3.000%	08/01/2027	1,515,000	1,515,172
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2028	725,000	725,563
Las Cruces School District No. 2, General Obligation Bonds, Series C	3.500%	08/01/2028	900,000	900,527
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2029	750,000	750,617
Santa Fe Public School District, General Obligation Bonds	3.625%	08/01/2029	2,000,000	2,011,110
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2034	1,800,000	1,896,840
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2035	2,600,000	2,733,778
				11,459,484
New York (0.00%)
New York State Housing Finance Agency Affordable Housing Variable Sustainability Revenue Bonds, Series J (SonyMA Insured)(l)	1.100%	05/01/2027	525,000	506,756
New York State Dormitory Authority Revenue Bonds	5.000%	10/01/2028	965,000	1,032,269
New York City Transitional Financing Authority Future Tax Subordinate Revenue Refunding Bonds	5.000%	11/01/2031	2,020,000	2,281,391
New York City Transitional Finance Authority Building Aid Revenue Refunding Bonds, Series S-2	5.000%	07/15/2033	1,000,000	1,166,037
New York Energy Finance Development Corporation Variable Revenue Bonds(m)	5.000%	12/01/2033	1,000,000	1,059,283
State of New York Mortgage Agency Revenue Refunding Bonds, Series 220	2.400%	10/01/2034	1,000,000	904,544
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series BB, Subseries BB-2	5.000%	06/15/2036	2,725,000	3,236,503
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B-1	5.250%	11/01/2036	1,500,000	1,698,158
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 250	5.000%	10/15/2037	1,350,000	1,575,080
New York State Dormitory Authority Revenue Bonds	5.000%	07/01/2038	1,225,000	1,384,551
				14,844,572
North Carolina (0.00%)
Buncombe County Metropolitan Sewerage District Revenue Refunding Bonds	4.000%	07/01/2027	1,210,000	1,210,650
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2028	700,000	701,335
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2029	265,000	265,510
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2035	1,000,000	1,081,302
				3,258,797
North Dakota (0.00%)
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.125%	05/01/2028	845,000	845,009
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.250%	05/01/2029	835,000	835,196
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.125%	05/01/2031	1,015,000	1,015,019
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.125%	05/01/2032	1,060,000	1,060,022
City of Fargo, North Dakota, General Obligation Refunding Bonds, Series A	3.000%	05/01/2034	1,550,000	1,533,224
				5,288,470
Ohio (0.00%)
Northwest Local School District, Hamilton & Butler Counties, General Obligation Bonds	5.000%	12/01/2027	175,000	175,288
Northwest Local School District, Hamilton & Butler Counties, General Obligation Bonds	4.000%	12/01/2030	365,000	365,274
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2031	350,000	351,712
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2032	220,000	224,707

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Ohio (Cont.)
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2032	$ 315,000	$ 315,180
Cuyahoga Community College District, General Obligation Bonds	4.000%	12/01/2032	1,750,000	1,757,512
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2032	375,000	376,625
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2033	370,000	377,034
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2033	235,000	235,165
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2033	400,000	401,464
City of Toledo, Ohio, General Obligation Bonds	5.250%	12/01/2034	1,000,000	1,129,464
Cuyahoga Community College District, General Obligation Bonds	4.000%	12/01/2034	1,000,000	1,003,263
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2034	875,000	877,999
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2035	1,870,000	1,871,006
				9,461,693
Oklahoma (0.00%)
City of Tulsa, Oklahoma, General Obligation Bonds	3.000%	04/01/2028	3,000,000	3,000,259
Edmond Public Works Authority Revenue Bonds	5.000%	07/01/2032	1,500,000	1,548,738
Oklahoma County Finance Authority Revenue Bonds	5.000%	09/01/2036	2,500,000	2,760,225
Oklahoma Turnpike Authority Senior Revenue Bonds, Series A	5.000%	01/01/2042	1,000,000	1,093,024
				8,402,246
Oregon (0.00%)
Deschutes County Administrative School District No. 1 Bend-La Pine, General Obligation Bonds	3.000%	06/15/2035	2,865,000	2,720,293
Chemeketa Community College District, General Obligation Bonds, Series B	5.000%	06/15/2038	1,000,000	1,153,532
State of Oregon Housing & Community Services Department Mortgage Revenue Bonds	4.750%	07/01/2040	1,000,000	1,036,749
				4,910,574
Pennsylvania (0.00%)
Pennsylvania Housing Finance Agency Revenue Bonds, Series 137	2.200%	04/01/2033	2,785,000	2,487,813
Allegheny County Hospital Development Authority Revenue Refunding Bonds	5.000%	07/15/2033	1,220,000	1,291,624
County of Jefferson, Pennsylvania, General Obligation Refunding Bonds	3.000%	12/15/2033	400,000	395,007
County of Dauphin, Pennsylvania, General Obligation Refunding Notes, Series B	5.000%	11/15/2043	3,620,000	3,817,761
				7,992,205
Rhode Island (0.00%)
Rhode Island Health & Educational Building Corporation Revenue Bonds, Series C	5.000%	05/15/2032	1,065,000	1,206,041
Rhode Island Housing & Mortgage Finance Corporation Revenue Bonds, Series 76-A	2.200%	10/01/2033	780,000	689,519
Rhode Island Health & Educational Building Corporation Revenue Bonds, Series D	5.250%	05/15/2042	2,445,000	2,686,026
				4,581,586
South Carolina (0.00%)
Town of Fort Mill Water & Sewer System Revenue Bonds	3.500%	12/01/2027	380,000	380,026
Town of Fort Mill, South Carolina, Water & Sewer System Revenue Bonds	4.000%	12/01/2028	520,000	520,232
Town of Fort Mill, South Carolina, Water & Sewer System Revenue Bonds	4.000%	12/01/2030	535,000	535,215
				1,435,473
Tennessee (0.00%)
Tennergy Corporation Gas Revenue Bonds, Series A(n)	4.000%	09/01/2028	1,000,000	1,016,987
City of Knoxville, Tennessee, Electric Revenue Bonds, Series QQ	5.000%	07/01/2042	1,615,000	1,711,963
Tennessee State School Bond Authority Revenue Bonds	5.000%	11/01/2042	2,525,000	2,640,718
				5,369,668
Texas (0.00%)
Tarrant County Cultural Education Facilities Finance Corporation Revenue Bonds(o)	5.000%	05/15/2026	1,000,000	1,004,899
Lake Travis Independent School District, General Obligation Refunding Bonds (Prerefunded to 02-15-2027 @ 100)(h)	4.000%	02/15/2027	280,000	284,130

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Texas (Cont.)
Clifton Higher Education Finance Corporation Revenue Refunding Bonds	5.000%	08/15/2028	$ 1,600,000	$ 1,690,901
Denton Independent School District, Variable General Obligation Bonds, Series B1(p)	4.000%	08/15/2028	3,000,000	3,099,342
Texas Water Development Board Revenue Bonds	5.000%	04/15/2029	1,075,000	1,161,876
Bell County Water Control & Improvement District No. 1 Revenue Bonds	5.000%	07/10/2031	535,000	595,654
Upper Brushy Creek Water Control and Improvement District, General Obligation Bonds	3.000%	08/15/2031	1,000,000	1,004,663
Aldine Independent School District, General Obligation Refunding Bonds	4.000%	02/15/2033	1,000,000	1,010,644
Arlington Independent School District, Texas, General Obligation Refunding Bonds	5.000%	02/15/2033	920,000	1,056,235
Humble Independent School District, General Obligation Refunding Bonds	5.000%	02/15/2033	690,000	791,213
Lake Travis Independent School District, General Obligation Refunding Bonds, Unrefunded Balance	4.000%	02/15/2033	485,000	489,682
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	5.000%	03/01/2033	200,000	208,796
Texas Water Development Board Revenue Bonds, Series A	5.000%	04/15/2033	3,405,000	3,926,017
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2034	280,000	284,231
Lovejoy Independent School District, General Obligation Bonds	5.000%	02/15/2035	1,250,000	1,462,233
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2035	200,000	202,434
State of Texas, General Obligation Refunding Bonds, Series B	5.000%	08/01/2035	1,000,000	1,165,355
Texas State Technical College Revenue Bonds	5.250%	08/01/2035	1,000,000	1,133,434
Pecos Barstow Toyah Independent School District, General Obligation Bonds	5.000%	02/15/2036	1,745,000	1,815,856
Richardson Independent School District, General Obligation Bonds, Series A	5.000%	02/15/2036	1,000,000	1,108,871
Texas A&M University Revenue Bonds	5.250%	05/15/2036	1,000,000	1,129,304
Trinity River Authority Central Regional Wastewater System Revenue Bonds	3.500%	08/01/2036	1,000,000	1,012,468
Leander Independent School District, General Obligation Refunding Bonds, Series A	5.000%	08/15/2036	1,000,000	1,166,436
Texas Water Development Board Revenue Bonds	4.450%	10/15/2036	1,000,000	1,067,104
Texas Water Development Board Revenue Bonds	4.000%	10/15/2036	1,000,000	1,013,356
City of Cedar Park, Texas, General Obligation Bonds	5.000%	02/15/2037	1,000,000	1,086,518
County of Kaufman, Texas, General Obligation Bonds	5.000%	02/15/2037	1,700,000	1,895,520
Waller Consolidated Independent School District, General Obligation Bonds	5.000%	02/15/2037	1,000,000	1,107,996
City of Beaumont, Texas, Certificates of Obligation, General Obligation Bonds	5.000%	03/01/2038	810,000	890,674
North Texas Tollway Authority First Tier Revenue Refunding Bonds, Series A	4.125%	01/01/2039	1,375,000	1,405,067
City of San Antonio, Texas, Electric & Gas Systems Revenue Bonds, Series A	5.000%	02/01/2039	1,010,000	1,131,316
Pecos Barstow Toyah Independent School District, General Obligation Bonds	5.000%	02/15/2039	1,000,000	1,062,891
County of Smith, Texas, General Obligation Bonds	5.000%	08/15/2039	1,000,000	1,089,376
Harlandale Independent School District, General Obligation Bonds, Series A	5.250%	08/15/2039	1,000,000	1,115,072
Northside Independent School District, General Obligation Refunding Bonds	5.000%	08/15/2039	1,105,000	1,135,184
City of Houston, Texas, Combined Utility System First Lien Revenue Refunding Bonds, Series D	5.000%	11/15/2039	1,725,000	1,726,094
Permanent University Fund - University of Texas System Revenue Refunding Bonds, Series A	5.000%	07/01/2040	1,750,000	1,930,640
Austin Community College District, General Obligation Bonds, Unrefunded Balance	4.000%	08/01/2040	230,000	229,991
City of San Antonio, Texas, General Obligation Bonds	5.000%	02/01/2041	2,275,000	2,476,282
				47,167,755
Utah (0.00%)
Central Utah Water Conservancy District Revenue Refunding Bonds, Series B	4.000%	10/01/2033	2,500,000	2,539,478
Wasatch County School District Local Building Authority Revenue Bonds	5.000%	06/01/2034	750,000	839,562
Duchesne County School District Revenue Bonds	5.000%	06/01/2036	1,150,000	1,211,769
City of Salt Lake, Utah, Revenue Bonds, Series A (AMT)	5.000%	07/01/2042	1,000,000	1,008,585
				5,599,394
Vermont (0.00%)
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2032	175,000	186,618
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2033	190,000	202,046
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2034	255,000	270,564
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2034	410,000	435,024

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Vermont (Cont.)
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2035	$ 265,000	$ 280,139
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2035	435,000	459,850
				1,834,241
Virginia (0.00%)
County of Stafford, Virginia, General Obligation Bonds	4.000%	07/01/2030	1,205,000	1,205,782
City of Danville, Virginia, General Obligation Bonds	4.000%	09/01/2039	1,625,000	1,678,200
				2,883,982
Washington (0.00%)
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, Series A	3.250%	12/01/2028	350,000	350,568
King County School District No. 405 Bellevue, General Obligation Bonds	3.000%	12/01/2033	3,095,000	3,057,664
King County School District No. 414 Lake Washington, General Obligation Bonds	4.000%	12/01/2033	5,000,000	5,073,180
Kitsap County School District No. 303 Bainbridge Island, General Obligation Bonds, Series A	4.000%	12/01/2033	840,000	853,579
Yakima & Kittitas Counties School District No. 119 Selah, General Obligation Bonds	4.375%	12/01/2034	1,040,000	1,078,941
Okanogan County Public Utility District No. 1 Revenue Bonds, Series A	4.000%	12/01/2035	500,000	514,557
City of Seattle, Washington, Drainage & Wastewater Improvement Revenue Refunding Bonds	4.000%	05/01/2036	1,000,000	1,000,117
State of Washington, General Obligation Bonds, Series 2024-A	5.000%	08/01/2038	1,000,000	1,121,521
Island County Consolidated School District No. 206 South Whidbey, General Obligation Bonds	5.000%	12/01/2042	1,000,000	1,088,653
				14,138,780
West Virginia (0.00%)
Braxton County Board of Education, General Obligation Refunding Bonds	4.000%	05/01/2026	250,000	251,000
Braxton County Board of Education, General Obligation Refunding Bonds	2.250%	05/01/2026	125,000	124,657
				375,657
Wisconsin (0.00%)
Wisconsin-Dells School District, General Obligation Bonds	3.125%	03/01/2030	1,595,000	1,598,465
City of Fond Du Lac, Wisconsin, General Obligation Refunding Bonds, Series A	2.000%	03/01/2031	895,000	825,146
Burlington Area School District, Wisconsin, General Obligation Bonds	3.125%	04/01/2031	1,000,000	1,001,720
Poynette School District, General Obligation Bonds	3.000%	04/01/2031	850,000	850,275
Burlington Area School District, Wisconsin, General Obligation Bonds	3.250%	04/01/2032	1,120,000	1,123,341
Hamilton School District, Wisconsin, General Obligation Bonds	3.250%	04/01/2032	2,000,000	2,002,050
Poynette School District, General Obligation Bonds	3.125%	04/01/2032	1,520,000	1,522,042
Western Technical College District, General Obligation Refunding Bonds, Series F	3.000%	04/01/2032	2,240,000	2,240,023
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2032	675,000	685,868
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2034	1,390,000	1,407,757
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2035	1,405,000	1,375,604
New Richmond School District, General Obligation Bonds	4.000%	04/01/2035	4,170,000	4,350,071
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2036	1,535,000	1,473,975
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	07/01/2038	1,000,000	1,008,093
Two Rivers Public School District, General Obligation Refunding Bonds	4.000%	03/01/2039	1,000,000	1,016,807
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	4.000%	04/01/2039	1,000,000	997,846
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	11/15/2039	3,025,000	3,034,561
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	04/01/2040	2,810,000	3,071,107
				29,584,751
Total Long-term Municipal Bond (cost $443,260,317)				443,856,767

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

	Shares	Value
Short-term Investments (0.00%)
Northern Institutional Treasury Portfolio (Premier Class), 3.63%(q)	9,333,799	$ 9,333,798
Total Short-term Investments (cost $9,333,799)		9,333,798

	Coupon rate	Maturity date	Principal amount	Value
No Security Type: Dallas Fort Worth International Airport, Variable General Obligation Bonds, Series A-2 (AMT)
No Security Type: Black Belt Energy Gas District Revenue Bonds, Series E
No Security Type: County of Broward, Florida, Port Facilities Revenue Bonds (AMT)
No Security Type: County of Broward, Florida, Port Facilities Revenue Bonds (AMT)
No Security Type: Brownsburg 1999 School Building Corporation Revenue Bonds
No Security Type: California Community Choice Financing Authority Sustainable Revenue Bonds
No Security Type: Central Texas Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A
No Security Type: Chicago Midway International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT)
No Security Type: Chicago Midway International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT)
No Security Type: Chicago O'Hare International Airport Senior Lien Revenue Bonds, Series A (AMT)
No Security Type: State of Connecticut Special Tax Revenue Refunding Bonds
No Security Type: City of Corpus Christi, Texas, Utility System Senior Lien Revenue Refunding Bonds
No Security Type: City of Dallas, Texas, General Obligation Bonds
No Security Type: Duluth Independent School District No. 709, General Obligation Bonds, Series A
No Security Type: East Allen County Schools, General Obligation Bonds
No Security Type: Energy Southeast A Cooperative District Revenue Bonds, Series A
No Security Type: Euclid City School District, General Obligation Refunding Bonds
No Security Type: Fort Worth Independent School District Revenue Refunding Bonds, Series A
No Security Type: County of Harris, Texas, Toll Road Revenue Refunding Bonds
No Security Type: State of Illinois Sales Tax Revenue Bonds, Series B
No Security Type: IPS Multi-School Building Corporation Sustainable Revenue Bonds
No Security Type: Johnson County Redevelopment Authority Revenue Bonds
No Security Type: City of Joliet, Illinois, Waterworks & Sewerage Revenue Bonds
No Security Type: Mason County School District No. 402 Pioneer, General Obligation Refunding Bonds
No Security Type: Massachusetts Development Finance Agency Revgenue Refunding Bonds, Series N (AMT)
No Security Type: Commonwealth of Massachusetts Transportation Fund Revenue Refunding Bonds
No Security Type: Minnesota Housing Finance Agency Revenue Bonds, Series B
No Security Type: New Orleans Aviation Board Revenue Refunding Bonds, Series B (AMT)
No Security Type: City of New York, General Obligation Bonds, Series D
No Security Type: New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds, Fiscal 2026
No Security Type: State of Ohio Revenue Refunding Bonds
No Security Type: Peru Multi-School Building Corporation Revenue Bonds
No Security Type: Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series B
No Security Type: Kentucky Public Energy Authority Revenue Refunding Bonds, Series C
No Security Type: Rhode Island Health and Educational Building Corporation Revenue Bonds, Series D
No Security Type: Rhode Island Health and Educational Building Corporation Revenue Bonds, Series H
No Security Type: Trinity River Authority Central Regional Wastewater System Revenue Refunding Bonds
No Security Type: Wayne County Airport Authority Revenue Refunding Bonds (AMT)
No Security Type: Wayne County Airport Authority Revenue Refunding Bonds (AMT)

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)
	Coupon rate	Maturity date	Principal amount	Value
No Security Type: County of Will, Illinois, General Obligation Refunding Bonds
No Security Type: City of Wilmington, Delaware, General Obligation Refunding Bonds
No Security Type: City of Winder, Georgia, Water & Sewerage Revenue Bonds
No Security Type: Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds
TOTAL INVESTMENTS (0.00%) (cost $500,333,813)				501,094,938
LIABILITIES, NET OF OTHER ASSETS (0.00%)				(501,094,938)
NET ASSETS (0.00%)				$0

(a)	Rate shown is fixed until mandatory tender date of June 1, 2029.
(b)	Rate shown is fixed until mandatory tender date of December 1, 2030.
(c)	Rate shown is fixed until mandatory tender date of November 1, 2034.
(d)	Rate shown is fixed until mandatory tender date of November 1, 2029.
(e)	Rate shown is fixed until mandatory tender date of August 1, 2031.
(f)	Rate shown is fixed until mandatory tender date of July 1, 2026.
(g)	Rate shown is fixed until mandatory tender date of December 1, 2031.
(h)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.
(i)	Rate shown is fixed until mandatory tender date of August 1, 2032.
(j)	Rate shown is fixed until mandatory tender date of November 1, 2035.
(k)	Rate shown is fixed until mandatory tender date of July 1, 2031.
(l)	Rate shown is fixed until mandatory tender date of May 1, 2027.
(m)	Rate shown is fixed until mandatory tender date of December 1, 2033.
(n)	Rate shown is fixed until mandatory tender date of September 1, 2028.
(o)	Rate shown is fixed until mandatory tender date of May 15, 2026.
(p)	Rate shown is fixed until mandatory tender date of August15, 2028.
(q)	Rate shown is the 7-day yield as of December 31, 2025.